UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Equity-Income Fund
Equity-Income
Class K

October 31, 2011

1.809096.108

EQU-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.2%
Autoliv, Inc.	286,760	$ 16,566
Automobiles - 0.3%
Harley-Davidson, Inc.	586,222	22,804
Winnebago Industries, Inc. (a)	655,991	5,340
		28,144
Distributors - 0.3%
Li & Fung Ltd.	11,980,000	23,088
Silver Base Group Holdings Ltd.	2,608,000	2,777
		25,865
Diversified Consumer Services - 0.2%
H&R Block, Inc.	1,024,949	15,671
Hotels, Restaurants & Leisure - 0.1%
Einstein Noah Restaurant Group, Inc.	92,052	1,355
McDonald's Corp.	76,600	7,112
		8,467
Household Durables - 0.8%
Garmin Ltd.	294,798	10,138
KB Home (d)	767,600	5,350
Lennar Corp. Class A (d)	1,230,634	20,355
PulteGroup, Inc. (a)	2,761,206	14,303
Toll Brothers, Inc. (a)	528,963	9,225
Tupperware Brands Corp.	22,900	1,295
Whirlpool Corp.	176,211	8,953
		69,619
Internet & Catalog Retail - 0.0%
Rakuten, Inc.	1,193	1,308
Leisure Equipment & Products - 0.4%
Brunswick Corp.	1,446,202	25,540
Hasbro, Inc.	230,236	8,763
		34,303
Media - 3.3%
Belo Corp. Series A	1,428,682	9,058
British Sky Broadcasting Group PLC	128,800	1,458
CC Media Holdings, Inc. Class A (a)	2,122,042	13,475
Comcast Corp. Class A	5,379,436	126,148
Informa PLC	305,468	1,780
Interpublic Group of Companies, Inc.	1,123,463	10,650
Ipsos SA	50,500	1,658
Kabel Deutschland Holding AG (a)	185,570	10,596
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	222,932	$ 7,776
Time Warner, Inc.	3,303,203	115,579
Virgin Media, Inc.	84,500	2,060
		300,238
Multiline Retail - 1.0%
Macy's, Inc.	577,200	17,622
PPR SA	12,500	1,953
Target Corp.	1,323,450	72,459
Tuesday Morning Corp. (a)(d)	1,199,363	4,342
		96,376
Specialty Retail - 0.8%
Best Buy Co., Inc.	824,455	21,625
Carphone Warehouse Group PLC	313,200	1,768
Foschini Ltd.	320,000	4,038
Home Depot, Inc.	400,645	14,343
Lowe's Companies, Inc.	1,310,122	27,539
OfficeMax, Inc. (a)	953,697	4,883
USS Co. Ltd.	15,880	1,313
		75,509
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	104,200	14,403
Warnaco Group, Inc. (a)	95,678	4,698
		19,101
TOTAL CONSUMER DISCRETIONARY		691,167
CONSUMER STAPLES - 10.2%
Beverages - 1.3%
Beam, Inc.	154,818	7,653
Dr Pepper Snapple Group, Inc.	140,800	5,273
PepsiCo, Inc.	1,619,012	101,917
The Coca-Cola Co.	55,758	3,809
		118,652
Food & Staples Retailing - 1.4%
Safeway, Inc.	756,213	14,648
Sysco Corp.	835,100	23,149
Wal-Mart Stores, Inc.	1,173,300	66,550
Walgreen Co.	673,926	22,374
		126,721
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.8%
Danone	651,200	$ 45,330
Kraft Foods, Inc. Class A	277,371	9,758
Sara Lee Corp.	212,409	3,781
Shenguan Holdings Group Ltd.	2,392,000	1,285
Unilever NV (NY Reg.)	430,868	14,878
		75,032
Household Products - 3.4%
Colgate-Palmolive Co.	37,600	3,398
Kimberly-Clark Corp.	1,013,073	70,621
Procter & Gamble Co.	3,461,811	221,521
Reckitt Benckiser Group PLC	311,600	16,026
		311,566
Personal Products - 0.0%
Avon Products, Inc.	200,331	3,662
Tobacco - 3.3%
Altria Group, Inc.	2,461,500	67,814
British American Tobacco PLC sponsored ADR	1,380,600	127,360
Imperial Tobacco Group PLC	171,917	6,287
Japan Tobacco, Inc.	1,560	7,798
Lorillard, Inc.	221,200	24,478
Philip Morris International, Inc.	913,995	63,861
		297,598
TOTAL CONSUMER STAPLES		933,231
ENERGY - 11.9%
Energy Equipment & Services - 1.8%
Aker Solutions ASA	137,100	1,594
Baker Hughes, Inc.	150,634	8,735
Exterran Partners LP	498,350	12,259
Halliburton Co.	421,955	15,764
National Oilwell Varco, Inc.	289,800	20,671
Noble Corp.	1,050,435	37,753
Saipem SpA	46,811	2,099
Transocean Ltd. (United States)	1,075,984	61,492
Trinidad Drilling Ltd.	445,292	3,484
		163,851
Oil, Gas & Consumable Fuels - 10.1%
Apache Corp.	402,352	40,086
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ARC Resources Ltd.	259,018	$ 6,587
Atlas Pipeline Partners, LP	54,300	1,890
BP PLC sponsored ADR	1,310,865	57,914
Buckeye Partners LP	77,015	5,202
Chesapeake Energy Corp.	21,319	599
Chevron Corp.	3,730,171	391,861
EXCO Resources, Inc.	1,039,838	13,112
Exxon Mobil Corp.	1,776,382	138,718
Legacy Reserves LP	241,648	7,121
Marathon Oil Corp.	22,438	584
Origin Energy Ltd.	103,444	1,559
Penn West Petroleum Ltd.	861,077	15,384
Pioneer Southwest Energy Partners LP	64,709	1,776
Royal Dutch Shell PLC Class A sponsored ADR	2,520,369	178,719
Total SA sponsored ADR	804,354	42,068
Williams Companies, Inc.	731,096	22,013
		925,193
TOTAL ENERGY		1,089,044
FINANCIALS - 20.9%
Capital Markets - 3.6%
Apollo Global Management LLC Class A	105,833	1,402
Ashmore Group PLC	3,155,165	17,506
Bank of New York Mellon Corp.	2,647,391	56,336
Bank Sarasin & Co. Ltd. Series B (Reg.)	375,993	14,353
EFG International	337,434	2,838
Goldman Sachs Group, Inc.	768,306	84,168
ICAP PLC	273,300	1,776
KKR & Co. LP	1,941,352	26,169
Morgan Stanley	5,738,790	101,232
The Blackstone Group LP	1,629,454	23,969
UBS AG (a)	197,617	2,498
		332,247
Commercial Banks - 7.1%
Associated Banc-Corp.	3,153,103	35,157
Banco ABC Brasil SA	249,000	1,660
Bank of Montreal	52,800	3,119
BB&T Corp.	2,892,685	67,515
Comerica, Inc.	678,400	17,333
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
DnB NOR ASA	157,600	$ 1,839
Hana Financial Group, Inc.	43,970	1,565
HSBC Holdings PLC (United Kingdom)	571,700	4,989
Huntington Bancshares, Inc.	1,325,296	6,865
Itau Unibanco Banco Multiplo SA sponsored ADR	66,400	1,270
KB Financial Group, Inc.	40,110	1,548
KeyCorp	1,872,966	13,223
M&T Bank Corp.	207,465	15,790
PNC Financial Services Group, Inc.	1,408,122	75,630
Standard Chartered PLC (United Kingdom)	562,747	13,204
SunTrust Banks, Inc.	1,054,200	20,799
Swedbank AB (A Shares)	127,700	1,799
U.S. Bancorp	2,084,202	53,335
Wells Fargo & Co.	12,007,985	311,127
		647,767
Consumer Finance - 0.3%
Discover Financial Services	973,345	22,932
International Personal Finance PLC	309,600	1,365
		24,297
Diversified Financial Services - 3.8%
BM&F Bovespa SA	242,200	1,446
CME Group, Inc.	11,274	3,107
Deutsche Boerse AG	35,300	1,954
JPMorgan Chase & Co.	9,882,361	343,511
		350,018
Insurance - 3.5%
ACE Ltd.	566,545	40,876
AFLAC, Inc.	309,819	13,970
Aviva PLC	367,900	2,007
Berkshire Hathaway, Inc. Class B (a)	711,744	55,416
Everest Re Group Ltd.	211,645	19,031
Fidelity National Financial, Inc. Class A	1,088,843	16,812
First American Financial Corp.	1,187,130	14,246
Hanover Insurance Group, Inc.	200,608	7,655
MetLife, Inc.	1,230,783	43,274
MetLife, Inc. unit (a)	245,200	16,549
Old Republic International Corp.	902,846	7,981
Resolution Ltd.	453,100	2,004
The Chubb Corp.	584,000	39,157
Unum Group	491,308	11,713
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Validus Holdings Ltd.	236,990	$ 6,484
XL Group PLC Class A	989,710	21,516
		318,691
Real Estate Investment Trusts - 2.3%
American Capital Agency Corp.	1,161,400	31,950
Annaly Capital Management, Inc.	1,286,454	21,677
Brandywine Realty Trust (SBI)	1,503,000	13,692
Chimera Investment Corp.	3,482,095	10,481
Digital Realty Trust, Inc.	161,230	10,049
HCP, Inc.	607,915	24,225
Japan Retail Fund Investment Corp.	1,560	2,415
Omega Healthcare Investors, Inc. (d)	391,834	6,959
Prologis, Inc.	35,211	1,048
Rayonier, Inc.	435,841	18,188
Two Harbors Investment Corp.	1,486,745	13,901
Ventas, Inc.	939,217	52,230
		206,815
Real Estate Management & Development - 0.1%
Henderson Land Development Co. Ltd.	401,000	2,192
Relo Holdings Corp.	15,600	337
Swire Pacific Ltd. (A Shares)	99,500	1,150
Unite Group PLC	1,765,456	5,020
		8,699
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	1,488,207	13,677
New York Community Bancorp, Inc.	610,164	8,121
		21,798
TOTAL FINANCIALS		1,910,332
HEALTH CARE - 10.3%
Biotechnology - 0.1%
PDL BioPharma, Inc.	796,008	4,832
Health Care Equipment & Supplies - 0.7%
CareFusion Corp. (a)	523,258	13,395
Covidien PLC	753,800	35,459
Meridian Bioscience, Inc.	631,500	11,506
Zimmer Holdings, Inc. (a)	121,030	6,370
		66,730
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.1%
Brookdale Senior Living, Inc. (a)	403,200	$ 6,685
UnitedHealth Group, Inc.	89,833	4,311
		10,996
Pharmaceuticals - 9.4%
Abbott Laboratories	712,212	38,367
AstraZeneca PLC sponsored ADR	245,658	11,769
GlaxoSmithKline PLC	3,571,881	80,176
Johnson & Johnson	1,976,101	127,241
Merck & Co., Inc.	5,940,132	204,935
Pfizer, Inc.	13,451,319	259,072
Roche Holding AG (participation certificate)	378,281	62,375
Sanofi-aventis	959,176	68,628
Teva Pharmaceutical Industries Ltd. sponsored ADR	206,800	8,448
		861,011
TOTAL HEALTH CARE		943,569
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	545,488	28,584
Lockheed Martin Corp.	323,366	24,543
Raytheon Co.	356,951	15,774
The Boeing Co.	387,116	25,468
United Technologies Corp.	412,709	32,183
		126,552
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	267,900	18,600
Building Products - 0.1%
Lennox International, Inc.	84,568	2,722
Masco Corp.	1,165,825	11,192
		13,914
Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	328,171	8,729
Healthcare Services Group, Inc.	93,871	1,629
Intrum Justitia AB	695,075	11,434
Pitney Bowes, Inc. (d)	600,449	12,237
Republic Services, Inc.	2,596,974	73,910
US Ecology, Inc.	35,000	632
		108,571
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.2%
Chiyoda Corp.	1,613,000	$ 18,577
VINCI SA	59,500	2,940
		21,517
Electrical Equipment - 0.1%
Alstom SA	52,043	1,952
Emerson Electric Co.	88,728	4,270
Rockwell Automation, Inc.	29,200	1,975
		8,197
Industrial Conglomerates - 3.2%
General Electric Co.	11,257,837	188,118
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	4,139,313	86,305
Orkla ASA (A Shares)	537,300	4,680
Rheinmetall AG	166,836	8,891
Siemens AG sponsored ADR	23,500	2,467
		290,461
Machinery - 1.1%
Briggs & Stratton Corp.	1,507,529	22,010
Douglas Dynamics, Inc.	382,924	5,752
Harsco Corp.	111,558	2,571
Illinois Tool Works, Inc.	17,159	834
Ingersoll-Rand Co. Ltd.	944,292	29,396
PACCAR, Inc.	212,900	9,206
Parker Hannifin Corp.	62,035	5,059
Schindler Holding AG (Reg.)	15,510	1,826
Stanley Black & Decker, Inc.	380,718	24,309
		100,963
Professional Services - 0.4%
Bureau Veritas SA	176,700	13,748
Michael Page International PLC	3,134,358	20,253
		34,001
Road & Rail - 0.7%
Union Pacific Corp.	603,100	60,051
Trading Companies & Distributors - 0.1%
Mills Estruturas e Servicos de Engenharia SA	120,400	1,202
W.W. Grainger, Inc.	12,600	2,159
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Watsco, Inc.	102,751	$ 6,336
Wolseley PLC	102,900	2,975
		12,672
TOTAL INDUSTRIALS		795,499
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.6%
Cisco Systems, Inc.	8,048,415	149,137
Computers & Peripherals - 0.8%
Apple, Inc. (a)	11,500	4,655
Hewlett-Packard Co.	2,674,715	71,174
		75,829
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	441,295	15,909
Avnet, Inc. (a)	301,300	9,132
Corning, Inc.	3,444,282	49,219
TE Connectivity Ltd.	642,690	22,848
		97,108
Internet Software & Services - 0.2%
Google, Inc. Class A (a)	29,400	17,424
IT Services - 2.8%
Accenture PLC Class A	186,300	11,226
Cognizant Technology Solutions Corp. Class A (a)	242,800	17,664
International Business Machines Corp.	511,600	94,457
Paychex, Inc.	2,831,557	82,512
Visa, Inc. Class A	498,500	46,490
		252,349
Office Electronics - 0.3%
Canon, Inc. sponsored ADR	77,820	3,545
Xerox Corp.	3,046,002	24,916
		28,461
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	2,222,100	27,376
ASM Pacific Technology Ltd.	1,901,700	20,882
KLA-Tencor Corp.	850,599	40,055
Siliconware Precision Industries Co. Ltd. sponsored ADR	5,883,976	30,597
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,522,114	$ 31,829
Teradyne, Inc. (a)	74,430	1,066
		151,805
Software - 0.7%
CA, Inc.	653,581	14,157
CompuGROUP Holding AG	54,158	697
Microsoft Corp.	1,821,274	48,501
		63,355
TOTAL INFORMATION TECHNOLOGY		835,468
MATERIALS - 0.5%
Chemicals - 0.4%
Arkema SA	18,600	1,272
BASF AG	64,435	4,743
Clariant AG (Reg.) (a)	119,596	1,308
Israel Chemicals Ltd.	115,900	1,395
LyondellBasell Industries NV Class A	48,300	1,587
PPG Industries, Inc.	274,900	23,754
Tokyo Ohka Kogyo Co. Ltd.	59,800	1,243
		35,302
Construction Materials - 0.0%
CRH PLC	97,900	1,772
Metals & Mining - 0.1%
Commercial Metals Co.	421,503	5,239
TOTAL MATERIALS		42,313
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.3%
AT&T, Inc.	5,893,449	172,737
CenturyLink, Inc.	1,973,374	69,581
Koninklijke KPN NV	1,808,575	23,767
PT XL Axiata Tbk	3,024,500	1,692
Telenor ASA	142,600	2,546
Telstra Corp. Ltd.	1,167,075	3,790
Verizon Communications, Inc.	3,350,967	123,919
		398,032
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	53,400	$ 2,942
Sprint Nextel Corp. (a)	1,521,081	3,909
TIM Participacoes SA sponsored ADR	85,700	2,232
Total Access Communication PCL unit	769,700	1,842
Vodafone Group PLC	2,029,600	5,637
		16,562
TOTAL TELECOMMUNICATION SERVICES		414,594
UTILITIES - 5.3%
Electric Utilities - 3.8%
American Electric Power Co., Inc.	1,701,008	66,816
Cheung Kong Infrastructure Holdings Ltd.	199,000	1,066
Duke Energy Corp.	2,850,692	58,211
Edison International	332,640	13,505
FirstEnergy Corp.	991,312	44,569
ITC Holdings Corp.	37,600	2,733
NextEra Energy, Inc.	782,180	44,115
Osterreichische Elektrizitatswirtschafts AG	47,400	1,380
PPL Corp.	2,405,741	70,657
Southern Co.	1,060,300	45,805
		348,857
Gas Utilities - 0.0%
ONEOK, Inc.	38,900	2,958
Independent Power Producers & Energy Traders - 0.1%
International Power PLC	263,613	1,434
Tractebel Energia SA	120,800	1,935
		3,369
Multi-Utilities - 1.4%
Alliant Energy Corp.	128,300	5,232
CMS Energy Corp.	84,510	1,759
National Grid PLC	5,120,141	50,914
PG&E Corp.	502,123	21,541
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	501,345	$ 16,895
TECO Energy, Inc.	1,510,422	28,049
		124,390
TOTAL UTILITIES		479,574
TOTAL COMMON STOCKS (Cost $7,737,515)		8,134,791
Preferred Stocks - 4.1%

Convertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
General Motors Co. 4.75%	1,895,587	78,781
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	74,804	4,211
ATP Oil & Gas Corp. Series B, 8.00%	20,000	1,160
		5,371
FINANCIALS - 0.7%
Commercial Banks - 0.3%
Huntington Bancshares, Inc. 8.50%	25,776	27,580
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	131,700	12,517
Insurance - 0.1%
Hartford Financial Services Group, Inc. Series F 7.25%	713,122	14,947
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	157,373	7,770
TOTAL FINANCIALS		62,814
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Alere, Inc. 3.00%	14,900	3,368
INDUSTRIALS - 0.0%
Professional Services - 0.0%
Nielsen Holdings B.V. 6.25%	77,000	4,408
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
MATERIALS - 0.2%
Metals & Mining - 0.2%
AngloGold Ashanti Holdings Finance PLC 6.00%	266,100	$ 13,640
UTILITIES - 0.2%
Electric Utilities - 0.2%
PPL Corp. 8.75%	402,600	21,841
TOTAL CONVERTIBLE PREFERRED STOCKS		190,223
Nonconvertible Preferred Stocks - 2.0%
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 1.9%
Porsche Automobil Holding SE (Germany)	1,017,800	59,701
Volkswagen AG	650,206	114,097
		173,798
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC LLC 7.00% (e)	14,671	10,930
TOTAL NONCONVERTIBLE PREFERRED STOCKS		184,728
TOTAL PREFERRED STOCKS (Cost $377,423)		374,951
Investment Companies - 0.0%

2010 Swift Mandatory Common Exchange Security Trust CEF (e) (Cost $3,372)	350,000	3,277
Corporate Bonds - 3.4%
	Principal Amount (000s)
Convertible Bonds - 3.0%
CONSUMER DISCRETIONARY - 0.8%
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	$ 10,215	17,970
Hotels, Restaurants & Leisure - 0.2%
MGM Mirage, Inc. 4.25% 4/15/15	17,950	17,894
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17	$ 21,195	$ 7,444
Media - 0.3%
Liberty Media Corp.:
3.5% 1/15/31	6,985	4,776
4% 11/15/29	12,882	7,005
3.5% 1/15/31 (e)	19,810	13,545
Virgin Media, Inc. 6.5% 11/15/16	2,950	4,467
		29,793
TOTAL CONSUMER DISCRETIONARY		73,101
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 2.5% 5/15/37	19,280	19,064
Peabody Energy Corp. 4.75% 12/15/66	4,960	5,406
Western Refining, Inc. 5.75% 6/15/14	3,750	6,194
		30,664
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	17,382	7,083
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17	6,500	7,630
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14	16,700	18,173
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
InterDigital, Inc. 2.5% 3/15/16 (e)	6,020	6,351
Internet Software & Services - 0.2%
Equinix, Inc.:
3% 10/15/14	9,680	10,592
4.75% 6/15/16	6,900	9,378
		19,970
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14	$ 9,700	$ 11,228
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.:
6% 5/1/15 (e)	16,574	16,306
6% 5/1/15	8,251	8,117
Micron Technology, Inc. 1.875% 6/1/27	11,696	10,022
		34,445
Software - 0.2%
Nuance Communications, Inc. 2.75% 11/1/31 (e)	19,510	21,363
TOTAL INFORMATION TECHNOLOGY		93,357
MATERIALS - 0.5%
Chemicals - 0.3%
Hercules, Inc. 6.5% 6/30/29	31,600	23,425
Metals & Mining - 0.2%
Newmont Mining Corp.:
1.25% 7/15/14	7,380	11,245
1.625% 7/15/17	5,680	8,939
		20,184
TOTAL MATERIALS		43,609
TOTAL CONVERTIBLE BONDS		273,617
Nonconvertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(g)	11,000	11,330
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Tops Markets LLC 10.125% 10/15/15	2,500	2,525
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Western Refining, Inc. 11.25% 6/15/17 (e)	5,000	5,500
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	$ 2,242	$ 2,494
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
ABI Escrow Corp. 10.25% 10/15/18 (e)	12,000	13,260
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	6,500	5,558
TOTAL NONCONVERTIBLE BONDS		40,667
TOTAL CORPORATE BONDS (Cost $351,928)		314,284
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 11/25/11 to 12/1/11 (f) (Cost $10,700)	10,700	10,700
Floating Rate Loans - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion LLC term loan 9% 5/24/19 (g) (Cost $6,172)	6,250	6,125
Money Market Funds - 3.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	257,545,737	$ 257,546
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	31,646,415	31,646
TOTAL MONEY MARKET FUNDS (Cost $289,192)		289,192
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,776,302)		9,133,320
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,158
NET ASSETS - 100%		$ 9,134,478
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,977 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 123,493	$ (3,565)
259 NYFE Russell 2000 Mini Index Contracts	Dec. 2011	19,148	(691)
TOTAL EQUITY INDEX CONTRACTS		$ 142,641	$ (4,256)

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $114,503,000 or 1.3% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,700,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 97
Fidelity Securities Lending Cash Central Fund	2,124
Total	$ 2,221
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 56,123	$ -	$ 19,538	$ 907	$ -
Total	$ 56,123	$ -	$ 19,538	$ 907	$ -
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 943,746	$ 915,260	$ 28,486	$ -
Consumer Staples	933,231	924,148	9,083	-
Energy	1,094,415	1,091,696	2,719	-
Financials	1,984,076	1,930,126	53,950	-
Health Care	946,937	798,133	148,804	-
Industrials	799,907	776,922	22,985	-
Information Technology	835,468	814,586	20,882	-
Materials	55,953	52,938	3,015	-
Telecommunication Services	414,594	401,633	12,961	-
Utilities	501,415	427,594	73,821	-
Investment Companies	3,277	-	3,277	-
Corporate Bonds	314,284	-	314,284	-
U.S. Government and Government Agency Obligations	10,700	-	10,700	-
Floating Rate Loans	6,125	-	6,125	-
Money Market Funds	289,192	289,192	-	-
Total Investments in Securities:	$ 9,133,320	$ 8,422,228	$ 711,092	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (4,256)	$ (4,256)	$ -	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $8,810,773,000. Net unrealized appreciation aggregated $322,547,000, of which $1,047,156,000 related to appreciated investment securities and $724,609,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth Fund

October 31, 2011

1.809091.108

LCG-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 0.0%
Autoliv, Inc.	300	$ 17,331
Automobiles - 0.0%
Tesla Motors, Inc. (a)	900	26,433
Diversified Consumer Services - 1.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	19,600	580,944
Weight Watchers International, Inc.	11,800	880,516
		1,461,460
Hotels, Restaurants & Leisure - 0.9%
Arcos Dorados Holdings, Inc.	14,800	346,320
Brinker International, Inc.	36,200	828,980
Chipotle Mexican Grill, Inc. (a)	500	168,060
Dunkin' Brands Group, Inc. (a)	400	11,644
Las Vegas Sands Corp. (a)	300	14,085
		1,369,089
Household Durables - 2.9%
D.R. Horton, Inc.	15,800	175,854
iRobot Corp. (a)	13,900	470,654
Lennar Corp. Class A	4,700	77,738
M.D.C. Holdings, Inc.	16,600	371,840
Meritage Homes Corp. (a)	17,900	317,725
Ryland Group, Inc.	23,300	314,550
Standard Pacific Corp. (a)	142,400	432,896
Tempur-Pedic International, Inc. (a)	34,400	2,341,264
Toll Brothers, Inc. (a)	4,400	76,736
		4,579,257
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	19,000	4,056,690
Netflix, Inc. (a)	800	65,664
Priceline.com, Inc. (a)	2,000	1,015,440
		5,137,794
Media - 0.7%
Pandora Media, Inc.	400	6,320
Time Warner, Inc.	19,600	685,804
Valassis Communications, Inc. (a)(d)	19,100	373,023
		1,065,147
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.3%
Dollar General Corp. (a)	23,800	$ 943,908
Dollar Tree, Inc. (a)	13,600	1,087,456
		2,031,364
Specialty Retail - 3.7%
Express, Inc.	800	18,072
Limited Brands, Inc.	16,200	691,902
Lowe's Companies, Inc.	14,100	296,382
PetSmart, Inc.	8,800	413,160
Sally Beauty Holdings, Inc. (a)	71,000	1,362,490
TJX Companies, Inc.	44,800	2,640,064
Urban Outfitters, Inc. (a)	600	16,350
Vitamin Shoppe, Inc. (a)	9,900	373,329
		5,811,749
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	4,800	553,152
lululemon athletica, Inc. (a)	2,600	146,848
PVH Corp.	14,200	1,056,622
		1,756,622
TOTAL CONSUMER DISCRETIONARY		23,256,246
CONSUMER STAPLES - 10.2%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	6,287	348,703
Beam, Inc.	1,600	79,088
Dr Pepper Snapple Group, Inc.	24,700	925,015
PepsiCo, Inc.	6,800	428,060
SABMiller PLC	8,700	317,813
The Coca-Cola Co.	15,700	1,072,624
		3,171,303
Food & Staples Retailing - 0.8%
Wal-Mart de Mexico SA de CV Series V	88,900	229,656
Whole Foods Market, Inc.	14,600	1,052,952
		1,282,608
Food Products - 2.1%
Danone sponsored ADR	24,700	341,848
Green Mountain Coffee Roasters, Inc. (a)(d)	34,200	2,223,684
Mead Johnson Nutrition Co. Class A	5,600	402,360
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Nestle SA sponsored ADR	6,100	$ 352,336
SunOpta, Inc. (a)	2,100	10,962
		3,331,190
Household Products - 1.8%
Colgate-Palmolive Co.	19,900	1,798,363
Kimberly-Clark Corp.	200	13,942
Procter & Gamble Co.	14,500	927,855
		2,740,160
Personal Products - 3.5%
Herbalife Ltd.	30,500	1,901,980
Nu Skin Enterprises, Inc. Class A	12,100	611,413
Schiff Nutrition International, Inc.	235,900	2,882,698
		5,396,091
TOTAL CONSUMER STAPLES		15,921,352
ENERGY - 10.9%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	11,200	649,488
Dresser-Rand Group, Inc. (a)	11,700	566,280
Halliburton Co.	27,200	1,016,192
Helix Energy Solutions Group, Inc. (a)	4,200	75,852
McDermott International, Inc. (a)	7,300	80,154
Noble Corp.	4,800	172,512
Oceaneering International, Inc.	13,200	552,156
Schlumberger Ltd.	8,000	587,760
Transocean Ltd. (United States)	21,900	1,251,585
		4,951,979
Oil, Gas & Consumable Fuels - 7.8%
Alpha Natural Resources, Inc. (a)	15,670	376,707
Amyris, Inc. (a)	9,800	200,900
Atlas Pipeline Partners, LP	9,500	330,600
BP PLC sponsored ADR	6,429	284,033
Chesapeake Energy Corp.	13,100	368,372
Chevron Corp.	9,700	1,018,985
Exxon Mobil Corp.	68,400	5,341,356
Hess Corp.	9,200	575,552
HollyFrontier Corp.	24,000	736,560
Marathon Oil Corp.	11,400	296,742
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	18,550	$ 665,945
Occidental Petroleum Corp.	10,300	957,282
Solazyme, Inc.	1,800	18,306
Southwestern Energy Co. (a)	15,500	651,620
Whiting Petroleum Corp. (a)	6,700	311,885
		12,134,845
TOTAL ENERGY		17,086,824
FINANCIALS - 3.6%
Capital Markets - 1.2%
Charles Schwab Corp.	35,700	438,396
HFF, Inc. (a)	10,500	115,500
Morgan Stanley	51,600	910,224
TD Ameritrade Holding Corp.	22,500	377,550
UBS AG (NY Shares) (a)	1,100	13,882
		1,855,552
Commercial Banks - 0.9%
Aozora Bank Ltd.	145,000	366,611
Barclays PLC	60,817	188,564
Wells Fargo & Co.	32,900	852,439
		1,407,614
Consumer Finance - 0.3%
SLM Corp.	32,300	441,541
Diversified Financial Services - 0.9%
Citigroup, Inc.	29,880	943,909
JPMorgan Chase & Co.	11,900	413,644
		1,357,553
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	19,000	337,820
Jones Lang LaSalle, Inc.	3,700	239,094
		576,914
TOTAL FINANCIALS		5,639,174
HEALTH CARE - 9.9%
Biotechnology - 5.2%
Achillion Pharmaceuticals, Inc. (a)	56,600	358,844
ADVENTRX Pharmaceuticals, Inc. (a)(d)	37,000	41,070
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Alexion Pharmaceuticals, Inc. (a)	16,400	$ 1,107,164
Amgen, Inc.	7,400	423,798
Amicus Therapeutics, Inc. (a)	91,680	301,627
Amylin Pharmaceuticals, Inc. (a)	3,100	35,712
Ardea Biosciences, Inc. (a)	10,400	207,064
ARIAD Pharmaceuticals, Inc. (a)	47,600	553,588
ArQule, Inc. (a)	34,900	202,769
Biogen Idec, Inc. (a)	10,000	1,163,600
BioMarin Pharmaceutical, Inc. (a)	18,000	613,980
Dynavax Technologies Corp. (a)	88,900	241,808
Exelixis, Inc. (a)	25,200	194,796
Geron Corp. (a)(d)	55,900	131,365
Gilead Sciences, Inc. (a)	28,200	1,174,812
Inhibitex, Inc. (a)	59,500	231,455
Lexicon Pharmaceuticals, Inc. (a)	67,400	81,554
Neurocrine Biosciences, Inc. (a)	56,800	355,568
NPS Pharmaceuticals, Inc. (a)	19,200	99,264
Theravance, Inc. (a)	13,900	308,997
United Therapeutics Corp. (a)	6,300	275,499
ZIOPHARM Oncology, Inc. (a)	17,400	85,434
		8,189,768
Health Care Equipment & Supplies - 0.8%
Alere, Inc. (a)	14,400	375,264
Edwards Lifesciences Corp. (a)	7,500	565,650
Mako Surgical Corp. (a)	2,400	92,280
MELA Sciences, Inc. (a)(d)	24,300	139,482
Sirona Dental Systems, Inc. (a)	1,700	81,430
Stryker Corp.	300	14,373
		1,268,479
Health Care Providers & Services - 1.8%
Aetna, Inc.	3,900	155,064
Henry Schein, Inc. (a)	200	13,864
McKesson Corp.	14,400	1,174,320
Medco Health Solutions, Inc. (a)	18,600	1,020,396
WellPoint, Inc.	5,700	392,730
		2,756,374
Health Care Technology - 0.4%
Cerner Corp. (a)	8,700	551,841
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	2,300	$ 70,426
Thermo Fisher Scientific, Inc. (a)	8,000	402,160
		472,586
Pharmaceuticals - 1.4%
Allergan, Inc.	200	16,824
AVANIR Pharmaceuticals Class A (a)(d)	76,500	228,735
Cadence Pharmaceuticals, Inc. (a)(d)	29,100	169,653
Elan Corp. PLC sponsored ADR (a)	37,800	453,222
Eli Lilly & Co.	18,100	672,596
Endocyte, Inc.	700	6,797
Impax Laboratories, Inc. (a)	4,100	77,531
Optimer Pharmaceuticals, Inc. (a)	11,000	156,970
Shire PLC sponsored ADR	4,200	396,060
		2,178,388
TOTAL HEALTH CARE		15,417,436
INDUSTRIALS - 11.4%
Aerospace & Defense - 3.8%
Precision Castparts Corp.	4,500	734,175
Raytheon Co.	8,600	380,034
Rockwell Collins, Inc.	17,800	993,774
Textron, Inc.	59,900	1,163,258
United Technologies Corp.	34,800	2,713,704
		5,984,945
Airlines - 0.5%
Copa Holdings SA Class A	6,400	442,048
Southwest Airlines Co.	31,800	271,890
		713,938
Building Products - 0.1%
Armstrong World Industries, Inc.	5,000	212,950
Commercial Services & Supplies - 0.0%
Sykes Enterprises, Inc. (a)	600	9,558
Construction & Engineering - 0.9%
Fluor Corp.	16,400	932,340
Jacobs Engineering Group, Inc. (a)	7,200	279,360
KBR, Inc.	5,900	164,669
		1,376,369
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.5%
Alstom SA	13,083	$ 490,661
Emerson Electric Co.	5,300	255,036
Regal-Beloit Corp.	500	26,565
		772,262
Industrial Conglomerates - 0.2%
General Electric Co.	23,200	387,672
Machinery - 2.2%
Cummins, Inc.	16,500	1,640,595
Fanuc Corp.	1,000	161,711
Ingersoll-Rand Co. Ltd.	45,500	1,416,415
WABCO Holdings, Inc. (a)	1,100	55,231
Wabtec Corp.	2,300	154,514
		3,428,466
Professional Services - 2.2%
IHS, Inc. Class A (a)	6,000	503,940
Kforce, Inc. (a)	12,900	164,604
Manpower, Inc.	11,200	483,168
Robert Half International, Inc.	22,200	586,746
Towers Watson & Co.	25,700	1,688,490
		3,426,948
Road & Rail - 0.4%
Union Pacific Corp.	6,300	627,291
Trading Companies & Distributors - 0.6%
Mills Estruturas e Servicos de Engenharia SA	6,000	59,923
WESCO International, Inc. (a)	16,800	814,128
		874,051
TOTAL INDUSTRIALS		17,814,450
INFORMATION TECHNOLOGY - 31.5%
Communications Equipment - 3.6%
Cisco Systems, Inc.	22,500	416,925
Juniper Networks, Inc. (a)	50,800	1,243,076
Motorola Solutions, Inc.	17,200	806,852
Polycom, Inc. (a)	11,200	185,136
QUALCOMM, Inc.	53,500	2,760,600
Riverbed Technology, Inc. (a)	9,200	253,736
		5,666,325
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 8.5%
Apple, Inc. (a)	31,500	$ 12,750,568
EMC Corp. (a)	600	14,706
SanDisk Corp. (a)	10,800	547,236
		13,312,510
Electronic Equipment & Components - 0.1%
Arrow Electronics, Inc. (a)	3,200	115,360
Internet Software & Services - 6.3%
Baidu.com, Inc. sponsored ADR (a)	5,000	700,900
eBay, Inc. (a)	40,100	1,276,383
Facebook, Inc. Class B (e)	6,574	164,350
Google, Inc. Class A (a)	9,800	5,807,872
Mail.ru Group Ltd. GDR (Reg. S)	4,300	148,135
NIC, Inc.	1,200	16,572
Rackspace Hosting, Inc. (a)	39,104	1,618,515
Yandex NV	5,100	140,352
		9,873,079
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A (a)	47,900	3,484,725
International Business Machines Corp.	4,000	738,520
MasterCard, Inc. Class A	1,300	451,412
Virtusa Corp. (a)	20,300	330,687
		5,005,344
Office Electronics - 0.1%
Xerox Corp.	15,800	129,244
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	4,300	157,251
ASML Holding NV	8,900	373,177
Avago Technologies Ltd.	8,200	276,914
Broadcom Corp. Class A	13,100	472,779
Cymer, Inc. (a)	3,800	165,110
Freescale Semiconductor Holdings I Ltd.	8,900	117,391
GT Advanced Technologies, Inc. (a)(d)	49,300	404,260
Inphi Corp.	600	6,624
Marvell Technology Group Ltd. (a)	57,100	798,829
Micron Technology, Inc. (a)	29,300	163,787
NVIDIA Corp. (a)	37,700	557,960
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,300	16,406
		3,510,488
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 7.4%
Citrix Systems, Inc. (a)	12,200	$ 888,526
CompuGROUP Holding AG	6,400	82,370
Informatica Corp. (a)	15,400	700,700
Intuit, Inc.	8,100	434,727
Microsoft Corp.	3,200	85,216
Oracle Corp.	123,900	4,060,203
Red Hat, Inc. (a)	15,200	754,680
Rovi Corp. (a)	15,700	777,778
salesforce.com, Inc. (a)	18,000	2,397,060
Solera Holdings, Inc.	14,400	786,672
VMware, Inc. Class A (a)	5,100	498,525
		11,466,457
TOTAL INFORMATION TECHNOLOGY		49,078,807
MATERIALS - 4.8%
Chemicals - 2.0%
Ashland, Inc.	12,800	677,888
CF Industries Holdings, Inc.	6,500	1,054,755
Innophos Holdings, Inc.	10,300	453,097
LyondellBasell Industries NV Class A	17,600	578,336
Sherwin-Williams Co.	200	16,542
W.R. Grace & Co. (a)	7,200	300,888
		3,081,506
Metals & Mining - 2.8%
Alcoa, Inc.	13,000	139,880
AngloGold Ashanti Ltd. sponsored ADR	11,500	519,915
Barrick Gold Corp.	6,500	320,876
Freeport-McMoRan Copper & Gold, Inc.	10,300	414,678
Goldcorp, Inc.	19,200	934,143
Ivanhoe Mines Ltd. (a)	27,100	554,587
Kinross Gold Corp.	23,300	332,139
Newcrest Mining Ltd.	8,892	314,290
Newmont Mining Corp.	12,400	828,692
		4,359,200
TOTAL MATERIALS		7,440,706
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
American Tower Corp. Class A (a)	40,800	$ 2,248,080
TOTAL COMMON STOCKS (Cost $137,921,432)		153,903,075
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG (Cost $197,308)	1,500	263,218
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.12% (b)	1,346,382	1,346,382
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	3,654,700	3,654,700
TOTAL MONEY MARKET FUNDS (Cost $5,001,082)		5,001,082
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $143,119,822)		159,167,375
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(3,124,710)
NET ASSETS - 100%		$ 156,042,665
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $164,350 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 164,398
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,174
Fidelity Securities Lending Cash Central Fund	87,839
Total	$ 90,013
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 23,519,464	$ 23,519,464	$ -	$ -
Consumer Staples	15,921,352	15,572,649	348,703	-
Energy	17,086,824	17,086,824	-	-
Financials	5,639,174	5,083,999	555,175	-
Health Care	15,417,436	15,417,436	-	-
Industrials	17,814,450	17,652,739	161,711	-
Information Technology	49,078,807	48,914,457	-	164,350
Materials	7,440,706	7,126,416	314,290	-
Telecommunication Services	2,248,080	2,248,080	-	-
Money Market Funds	5,001,082	5,001,082	-	-
Total Investments in Securities:	$ 159,167,375	$ 157,623,146	$ 1,379,879	$ 164,350
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(48)
Cost of Purchases	164,398
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 164,350
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (48)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $143,201,976. Net unrealized appreciation aggregated $15,965,399, of which $23,748,908 related to appreciated investment securities and $7,783,509 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Large Cap
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2011

1.859107.105

ALCG-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 0.0%
Autoliv, Inc.	300	$ 17,331
Automobiles - 0.0%
Tesla Motors, Inc. (a)	900	26,433
Diversified Consumer Services - 1.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	19,600	580,944
Weight Watchers International, Inc.	11,800	880,516
		1,461,460
Hotels, Restaurants & Leisure - 0.9%
Arcos Dorados Holdings, Inc.	14,800	346,320
Brinker International, Inc.	36,200	828,980
Chipotle Mexican Grill, Inc. (a)	500	168,060
Dunkin' Brands Group, Inc. (a)	400	11,644
Las Vegas Sands Corp. (a)	300	14,085
		1,369,089
Household Durables - 2.9%
D.R. Horton, Inc.	15,800	175,854
iRobot Corp. (a)	13,900	470,654
Lennar Corp. Class A	4,700	77,738
M.D.C. Holdings, Inc.	16,600	371,840
Meritage Homes Corp. (a)	17,900	317,725
Ryland Group, Inc.	23,300	314,550
Standard Pacific Corp. (a)	142,400	432,896
Tempur-Pedic International, Inc. (a)	34,400	2,341,264
Toll Brothers, Inc. (a)	4,400	76,736
		4,579,257
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	19,000	4,056,690
Netflix, Inc. (a)	800	65,664
Priceline.com, Inc. (a)	2,000	1,015,440
		5,137,794
Media - 0.7%
Pandora Media, Inc.	400	6,320
Time Warner, Inc.	19,600	685,804
Valassis Communications, Inc. (a)(d)	19,100	373,023
		1,065,147
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.3%
Dollar General Corp. (a)	23,800	$ 943,908
Dollar Tree, Inc. (a)	13,600	1,087,456
		2,031,364
Specialty Retail - 3.7%
Express, Inc.	800	18,072
Limited Brands, Inc.	16,200	691,902
Lowe's Companies, Inc.	14,100	296,382
PetSmart, Inc.	8,800	413,160
Sally Beauty Holdings, Inc. (a)	71,000	1,362,490
TJX Companies, Inc.	44,800	2,640,064
Urban Outfitters, Inc. (a)	600	16,350
Vitamin Shoppe, Inc. (a)	9,900	373,329
		5,811,749
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	4,800	553,152
lululemon athletica, Inc. (a)	2,600	146,848
PVH Corp.	14,200	1,056,622
		1,756,622
TOTAL CONSUMER DISCRETIONARY		23,256,246
CONSUMER STAPLES - 10.2%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	6,287	348,703
Beam, Inc.	1,600	79,088
Dr Pepper Snapple Group, Inc.	24,700	925,015
PepsiCo, Inc.	6,800	428,060
SABMiller PLC	8,700	317,813
The Coca-Cola Co.	15,700	1,072,624
		3,171,303
Food & Staples Retailing - 0.8%
Wal-Mart de Mexico SA de CV Series V	88,900	229,656
Whole Foods Market, Inc.	14,600	1,052,952
		1,282,608
Food Products - 2.1%
Danone sponsored ADR	24,700	341,848
Green Mountain Coffee Roasters, Inc. (a)(d)	34,200	2,223,684
Mead Johnson Nutrition Co. Class A	5,600	402,360
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Nestle SA sponsored ADR	6,100	$ 352,336
SunOpta, Inc. (a)	2,100	10,962
		3,331,190
Household Products - 1.8%
Colgate-Palmolive Co.	19,900	1,798,363
Kimberly-Clark Corp.	200	13,942
Procter & Gamble Co.	14,500	927,855
		2,740,160
Personal Products - 3.5%
Herbalife Ltd.	30,500	1,901,980
Nu Skin Enterprises, Inc. Class A	12,100	611,413
Schiff Nutrition International, Inc.	235,900	2,882,698
		5,396,091
TOTAL CONSUMER STAPLES		15,921,352
ENERGY - 10.9%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	11,200	649,488
Dresser-Rand Group, Inc. (a)	11,700	566,280
Halliburton Co.	27,200	1,016,192
Helix Energy Solutions Group, Inc. (a)	4,200	75,852
McDermott International, Inc. (a)	7,300	80,154
Noble Corp.	4,800	172,512
Oceaneering International, Inc.	13,200	552,156
Schlumberger Ltd.	8,000	587,760
Transocean Ltd. (United States)	21,900	1,251,585
		4,951,979
Oil, Gas & Consumable Fuels - 7.8%
Alpha Natural Resources, Inc. (a)	15,670	376,707
Amyris, Inc. (a)	9,800	200,900
Atlas Pipeline Partners, LP	9,500	330,600
BP PLC sponsored ADR	6,429	284,033
Chesapeake Energy Corp.	13,100	368,372
Chevron Corp.	9,700	1,018,985
Exxon Mobil Corp.	68,400	5,341,356
Hess Corp.	9,200	575,552
HollyFrontier Corp.	24,000	736,560
Marathon Oil Corp.	11,400	296,742
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	18,550	$ 665,945
Occidental Petroleum Corp.	10,300	957,282
Solazyme, Inc.	1,800	18,306
Southwestern Energy Co. (a)	15,500	651,620
Whiting Petroleum Corp. (a)	6,700	311,885
		12,134,845
TOTAL ENERGY		17,086,824
FINANCIALS - 3.6%
Capital Markets - 1.2%
Charles Schwab Corp.	35,700	438,396
HFF, Inc. (a)	10,500	115,500
Morgan Stanley	51,600	910,224
TD Ameritrade Holding Corp.	22,500	377,550
UBS AG (NY Shares) (a)	1,100	13,882
		1,855,552
Commercial Banks - 0.9%
Aozora Bank Ltd.	145,000	366,611
Barclays PLC	60,817	188,564
Wells Fargo & Co.	32,900	852,439
		1,407,614
Consumer Finance - 0.3%
SLM Corp.	32,300	441,541
Diversified Financial Services - 0.9%
Citigroup, Inc.	29,880	943,909
JPMorgan Chase & Co.	11,900	413,644
		1,357,553
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	19,000	337,820
Jones Lang LaSalle, Inc.	3,700	239,094
		576,914
TOTAL FINANCIALS		5,639,174
HEALTH CARE - 9.9%
Biotechnology - 5.2%
Achillion Pharmaceuticals, Inc. (a)	56,600	358,844
ADVENTRX Pharmaceuticals, Inc. (a)(d)	37,000	41,070
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Alexion Pharmaceuticals, Inc. (a)	16,400	$ 1,107,164
Amgen, Inc.	7,400	423,798
Amicus Therapeutics, Inc. (a)	91,680	301,627
Amylin Pharmaceuticals, Inc. (a)	3,100	35,712
Ardea Biosciences, Inc. (a)	10,400	207,064
ARIAD Pharmaceuticals, Inc. (a)	47,600	553,588
ArQule, Inc. (a)	34,900	202,769
Biogen Idec, Inc. (a)	10,000	1,163,600
BioMarin Pharmaceutical, Inc. (a)	18,000	613,980
Dynavax Technologies Corp. (a)	88,900	241,808
Exelixis, Inc. (a)	25,200	194,796
Geron Corp. (a)(d)	55,900	131,365
Gilead Sciences, Inc. (a)	28,200	1,174,812
Inhibitex, Inc. (a)	59,500	231,455
Lexicon Pharmaceuticals, Inc. (a)	67,400	81,554
Neurocrine Biosciences, Inc. (a)	56,800	355,568
NPS Pharmaceuticals, Inc. (a)	19,200	99,264
Theravance, Inc. (a)	13,900	308,997
United Therapeutics Corp. (a)	6,300	275,499
ZIOPHARM Oncology, Inc. (a)	17,400	85,434
		8,189,768
Health Care Equipment & Supplies - 0.8%
Alere, Inc. (a)	14,400	375,264
Edwards Lifesciences Corp. (a)	7,500	565,650
Mako Surgical Corp. (a)	2,400	92,280
MELA Sciences, Inc. (a)(d)	24,300	139,482
Sirona Dental Systems, Inc. (a)	1,700	81,430
Stryker Corp.	300	14,373
		1,268,479
Health Care Providers & Services - 1.8%
Aetna, Inc.	3,900	155,064
Henry Schein, Inc. (a)	200	13,864
McKesson Corp.	14,400	1,174,320
Medco Health Solutions, Inc. (a)	18,600	1,020,396
WellPoint, Inc.	5,700	392,730
		2,756,374
Health Care Technology - 0.4%
Cerner Corp. (a)	8,700	551,841
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	2,300	$ 70,426
Thermo Fisher Scientific, Inc. (a)	8,000	402,160
		472,586
Pharmaceuticals - 1.4%
Allergan, Inc.	200	16,824
AVANIR Pharmaceuticals Class A (a)(d)	76,500	228,735
Cadence Pharmaceuticals, Inc. (a)(d)	29,100	169,653
Elan Corp. PLC sponsored ADR (a)	37,800	453,222
Eli Lilly & Co.	18,100	672,596
Endocyte, Inc.	700	6,797
Impax Laboratories, Inc. (a)	4,100	77,531
Optimer Pharmaceuticals, Inc. (a)	11,000	156,970
Shire PLC sponsored ADR	4,200	396,060
		2,178,388
TOTAL HEALTH CARE		15,417,436
INDUSTRIALS - 11.4%
Aerospace & Defense - 3.8%
Precision Castparts Corp.	4,500	734,175
Raytheon Co.	8,600	380,034
Rockwell Collins, Inc.	17,800	993,774
Textron, Inc.	59,900	1,163,258
United Technologies Corp.	34,800	2,713,704
		5,984,945
Airlines - 0.5%
Copa Holdings SA Class A	6,400	442,048
Southwest Airlines Co.	31,800	271,890
		713,938
Building Products - 0.1%
Armstrong World Industries, Inc.	5,000	212,950
Commercial Services & Supplies - 0.0%
Sykes Enterprises, Inc. (a)	600	9,558
Construction & Engineering - 0.9%
Fluor Corp.	16,400	932,340
Jacobs Engineering Group, Inc. (a)	7,200	279,360
KBR, Inc.	5,900	164,669
		1,376,369
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.5%
Alstom SA	13,083	$ 490,661
Emerson Electric Co.	5,300	255,036
Regal-Beloit Corp.	500	26,565
		772,262
Industrial Conglomerates - 0.2%
General Electric Co.	23,200	387,672
Machinery - 2.2%
Cummins, Inc.	16,500	1,640,595
Fanuc Corp.	1,000	161,711
Ingersoll-Rand Co. Ltd.	45,500	1,416,415
WABCO Holdings, Inc. (a)	1,100	55,231
Wabtec Corp.	2,300	154,514
		3,428,466
Professional Services - 2.2%
IHS, Inc. Class A (a)	6,000	503,940
Kforce, Inc. (a)	12,900	164,604
Manpower, Inc.	11,200	483,168
Robert Half International, Inc.	22,200	586,746
Towers Watson & Co.	25,700	1,688,490
		3,426,948
Road & Rail - 0.4%
Union Pacific Corp.	6,300	627,291
Trading Companies & Distributors - 0.6%
Mills Estruturas e Servicos de Engenharia SA	6,000	59,923
WESCO International, Inc. (a)	16,800	814,128
		874,051
TOTAL INDUSTRIALS		17,814,450
INFORMATION TECHNOLOGY - 31.5%
Communications Equipment - 3.6%
Cisco Systems, Inc.	22,500	416,925
Juniper Networks, Inc. (a)	50,800	1,243,076
Motorola Solutions, Inc.	17,200	806,852
Polycom, Inc. (a)	11,200	185,136
QUALCOMM, Inc.	53,500	2,760,600
Riverbed Technology, Inc. (a)	9,200	253,736
		5,666,325
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 8.5%
Apple, Inc. (a)	31,500	$ 12,750,568
EMC Corp. (a)	600	14,706
SanDisk Corp. (a)	10,800	547,236
		13,312,510
Electronic Equipment & Components - 0.1%
Arrow Electronics, Inc. (a)	3,200	115,360
Internet Software & Services - 6.3%
Baidu.com, Inc. sponsored ADR (a)	5,000	700,900
eBay, Inc. (a)	40,100	1,276,383
Facebook, Inc. Class B (e)	6,574	164,350
Google, Inc. Class A (a)	9,800	5,807,872
Mail.ru Group Ltd. GDR (Reg. S)	4,300	148,135
NIC, Inc.	1,200	16,572
Rackspace Hosting, Inc. (a)	39,104	1,618,515
Yandex NV	5,100	140,352
		9,873,079
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A (a)	47,900	3,484,725
International Business Machines Corp.	4,000	738,520
MasterCard, Inc. Class A	1,300	451,412
Virtusa Corp. (a)	20,300	330,687
		5,005,344
Office Electronics - 0.1%
Xerox Corp.	15,800	129,244
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	4,300	157,251
ASML Holding NV	8,900	373,177
Avago Technologies Ltd.	8,200	276,914
Broadcom Corp. Class A	13,100	472,779
Cymer, Inc. (a)	3,800	165,110
Freescale Semiconductor Holdings I Ltd.	8,900	117,391
GT Advanced Technologies, Inc. (a)(d)	49,300	404,260
Inphi Corp.	600	6,624
Marvell Technology Group Ltd. (a)	57,100	798,829
Micron Technology, Inc. (a)	29,300	163,787
NVIDIA Corp. (a)	37,700	557,960
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,300	16,406
		3,510,488
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 7.4%
Citrix Systems, Inc. (a)	12,200	$ 888,526
CompuGROUP Holding AG	6,400	82,370
Informatica Corp. (a)	15,400	700,700
Intuit, Inc.	8,100	434,727
Microsoft Corp.	3,200	85,216
Oracle Corp.	123,900	4,060,203
Red Hat, Inc. (a)	15,200	754,680
Rovi Corp. (a)	15,700	777,778
salesforce.com, Inc. (a)	18,000	2,397,060
Solera Holdings, Inc.	14,400	786,672
VMware, Inc. Class A (a)	5,100	498,525
		11,466,457
TOTAL INFORMATION TECHNOLOGY		49,078,807
MATERIALS - 4.8%
Chemicals - 2.0%
Ashland, Inc.	12,800	677,888
CF Industries Holdings, Inc.	6,500	1,054,755
Innophos Holdings, Inc.	10,300	453,097
LyondellBasell Industries NV Class A	17,600	578,336
Sherwin-Williams Co.	200	16,542
W.R. Grace & Co. (a)	7,200	300,888
		3,081,506
Metals & Mining - 2.8%
Alcoa, Inc.	13,000	139,880
AngloGold Ashanti Ltd. sponsored ADR	11,500	519,915
Barrick Gold Corp.	6,500	320,876
Freeport-McMoRan Copper & Gold, Inc.	10,300	414,678
Goldcorp, Inc.	19,200	934,143
Ivanhoe Mines Ltd. (a)	27,100	554,587
Kinross Gold Corp.	23,300	332,139
Newcrest Mining Ltd.	8,892	314,290
Newmont Mining Corp.	12,400	828,692
		4,359,200
TOTAL MATERIALS		7,440,706
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
American Tower Corp. Class A (a)	40,800	$ 2,248,080
TOTAL COMMON STOCKS (Cost $137,921,432)		153,903,075
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG (Cost $197,308)	1,500	263,218
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.12% (b)	1,346,382	1,346,382
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	3,654,700	3,654,700
TOTAL MONEY MARKET FUNDS (Cost $5,001,082)		5,001,082
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $143,119,822)		159,167,375
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(3,124,710)
NET ASSETS - 100%		$ 156,042,665
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $164,350 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 164,398
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,174
Fidelity Securities Lending Cash Central Fund	87,839
Total	$ 90,013
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 23,519,464	$ 23,519,464	$ -	$ -
Consumer Staples	15,921,352	15,572,649	348,703	-
Energy	17,086,824	17,086,824	-	-
Financials	5,639,174	5,083,999	555,175	-
Health Care	15,417,436	15,417,436	-	-
Industrials	17,814,450	17,652,739	161,711	-
Information Technology	49,078,807	48,914,457	-	164,350
Materials	7,440,706	7,126,416	314,290	-
Telecommunication Services	2,248,080	2,248,080	-	-
Money Market Funds	5,001,082	5,001,082	-	-
Total Investments in Securities:	$ 159,167,375	$ 157,623,146	$ 1,379,879	$ 164,350
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(48)
Cost of Purchases	164,398
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 164,350
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (48)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $143,201,976. Net unrealized appreciation aggregated $15,965,399, of which $23,748,908 related to appreciated investment securities and $7,783,509 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector Large Cap Value Fund

(formerly Fidelity Large Cap Value Fund)

October 31, 2011

1.809080.108

LCV-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.6%
Autoliv, Inc.	59,800	$ 3,454,646
Hotels, Restaurants & Leisure - 0.5%
Penn National Gaming, Inc. (a)	76,849	2,766,564
Household Durables - 0.8%
Jarden Corp.	143,495	4,596,145
Media - 3.6%
CBS Corp. Class B	130,991	3,380,878
Comcast Corp. Class A	227,175	5,327,254
The Walt Disney Co.	182,100	6,351,648
Time Warner, Inc.	131,000	4,583,690
		19,643,470
Multiline Retail - 1.9%
Macy's, Inc.	134,300	4,100,179
Target Corp.	113,834	6,232,412
		10,332,591
Specialty Retail - 0.9%
Lowe's Companies, Inc.	223,863	4,705,600
TOTAL CONSUMER DISCRETIONARY		45,499,016
CONSUMER STAPLES - 7.5%
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	88,970	2,386,175
PepsiCo, Inc.	29,780	1,874,651
		4,260,826
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	80,990	2,939,937
Kroger Co.	113,330	2,626,989
Walgreen Co.	49,740	1,651,368
		7,218,294
Food Products - 3.0%
Archer Daniels Midland Co.	79,130	2,290,022
ConAgra Foods, Inc.	108,810	2,756,157
Kraft Foods, Inc. Class A	158,690	5,582,714
Sara Lee Corp.	135,240	2,407,272
The J.M. Smucker Co.	42,520	3,274,890
		16,311,055
Household Products - 2.1%
Procter & Gamble Co.	180,780	11,568,112
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.3%
Lorillard, Inc.	15,500	$ 1,715,230
TOTAL CONSUMER STAPLES		41,073,517
ENERGY - 12.1%
Energy Equipment & Services - 1.3%
Halliburton Co.	108,446	4,051,543
Transocean Ltd. (United States)	52,403	2,994,831
		7,046,374
Oil, Gas & Consumable Fuels - 10.8%
Anadarko Petroleum Corp.	60,320	4,735,120
Apache Corp.	34,492	3,436,438
Canadian Natural Resources Ltd.	125,770	4,436,047
El Paso Corp.	66,600	1,665,666
Exxon Mobil Corp.	68,500	5,349,165
HollyFrontier Corp.	30,700	942,183
Marathon Petroleum Corp.	14,300	513,370
Noble Energy, Inc.	28,780	2,571,205
Occidental Petroleum Corp.	112,378	10,444,411
Royal Dutch Shell PLC Class A sponsored ADR (d)	215,631	15,290,394
Suncor Energy, Inc.	66,300	2,111,677
Whiting Petroleum Corp. (a)	55,607	2,588,506
Williams Companies, Inc.	178,498	5,374,575
		59,458,757
TOTAL ENERGY		66,505,131
FINANCIALS - 25.8%
Capital Markets - 3.9%
Bank of New York Mellon Corp.	285,500	6,075,440
Invesco Ltd.	227,800	4,571,946
Morgan Stanley	211,000	3,722,040
State Street Corp.	166,100	6,708,779
		21,078,205
Commercial Banks - 8.3%
CIT Group, Inc. (a)	131,600	4,586,260
Itau Unibanco Banco Multiplo SA sponsored ADR	240,600	4,600,272
PNC Financial Services Group, Inc.	126,600	6,799,686
Popular, Inc. (a)	1,634,800	3,040,728
Regions Financial Corp.	540,000	2,122,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	353,700	$ 9,051,183
Wells Fargo & Co.	584,000	15,131,440
		45,331,769
Consumer Finance - 0.9%
SLM Corp.	363,300	4,966,311
Insurance - 9.3%
ACE Ltd.	88,600	6,392,490
AFLAC, Inc.	122,750	5,534,798
Allstate Corp.	206,100	5,428,674
Berkshire Hathaway, Inc. Class B (a)	210,357	16,378,396
MetLife, Inc.	175,800	6,181,128
StanCorp Financial Group, Inc.	75,600	2,565,864
Torchmark Corp.	82,650	3,382,865
XL Group PLC Class A	239,000	5,195,860
		51,060,075
Real Estate Investment Trusts - 1.0%
Public Storage	44,100	5,691,105
Real Estate Management & Development - 1.5%
Kennedy-Wilson Holdings, Inc.	680,000	8,445,600
Thrifts & Mortgage Finance - 0.9%
People's United Financial, Inc.	372,000	4,743,000
TOTAL FINANCIALS		141,316,065
HEALTH CARE - 12.2%
Biotechnology - 1.0%
Amgen, Inc.	98,000	5,612,460
Health Care Equipment & Supplies - 0.7%
Covidien PLC	30,400	1,430,016
Zimmer Holdings, Inc. (a)	49,700	2,615,711
		4,045,727
Health Care Providers & Services - 2.5%
Aetna, Inc.	12,900	512,904
Cardinal Health, Inc.	50,800	2,248,916
Community Health Systems, Inc. (a)	75,000	1,311,000
Express Scripts, Inc. (a)	23,400	1,070,082
Quest Diagnostics, Inc.	20,800	1,160,640
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	102,500	$ 4,918,975
WellPoint, Inc.	35,300	2,432,170
		13,654,687
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc. (a)	56,442	2,837,339
Pharmaceuticals - 7.5%
Abbott Laboratories	6,500	350,155
Bristol-Myers Squibb Co.	76,900	2,429,271
Johnson & Johnson	184,500	11,879,955
Merck & Co., Inc.	313,700	10,822,650
Pfizer, Inc.	721,700	13,899,942
Sanofi-aventis sponsored ADR	39,800	1,422,850
		40,804,823
TOTAL HEALTH CARE		66,955,036
INDUSTRIALS - 8.7%
Aerospace & Defense - 0.8%
Meggitt PLC	107,184	662,948
Raytheon Co.	84,800	3,747,312
		4,410,260
Airlines - 0.3%
SkyWest, Inc.	135,600	1,818,396
Commercial Services & Supplies - 1.1%
Republic Services, Inc.	209,000	5,948,140
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (a)	106,400	4,128,320
Electrical Equipment - 0.5%
Prysmian SpA	179,229	2,715,983
Industrial Conglomerates - 3.0%
General Electric Co.	983,400	16,432,614
Machinery - 0.6%
Ingersoll-Rand Co. Ltd.	31,500	980,595
Stanley Black & Decker, Inc.	39,617	2,529,545
		3,510,140
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.6%
Con-way, Inc.	76,000	$ 2,239,720
Union Pacific Corp.	64,100	6,382,437
		8,622,157
TOTAL INDUSTRIALS		47,586,010
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 2.6%
Cisco Systems, Inc.	760,500	14,092,065
Computers & Peripherals - 1.7%
Hewlett-Packard Co.	347,927	9,258,337
Electronic Equipment & Components - 1.3%
Corning, Inc.	318,298	4,548,478
Jabil Circuit, Inc.	127,148	2,614,163
		7,162,641
Internet Software & Services - 0.5%
eBay, Inc. (a)	87,171	2,774,653
Semiconductors & Semiconductor Equipment - 2.3%
Freescale Semiconductor Holdings I Ltd.	164,859	2,174,490
Intersil Corp. Class A	250,438	2,997,743
Marvell Technology Group Ltd. (a)	365,264	5,110,043
Micron Technology, Inc. (a)	416,900	2,330,471
		12,612,747
Software - 0.2%
CA, Inc.	43,660	945,676
TOTAL INFORMATION TECHNOLOGY		46,846,119
MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	23,350	2,011,369
Ashland, Inc.	66,600	3,527,136
Celanese Corp. Class A	32,850	1,430,618
LyondellBasell Industries NV Class A	66,520	2,185,847
		9,154,970
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	26,970	1,596,354
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	78,239	$ 2,885,773
TOTAL MATERIALS		13,637,097
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	487,200	14,279,832
CenturyLink, Inc.	77,614	2,736,670
		17,016,502
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A (a)	60,100	3,311,510
NII Holdings, Inc. (a)	122,700	2,887,131
Sprint Nextel Corp. (a)	1,011,100	2,598,527
		8,797,168
TOTAL TELECOMMUNICATION SERVICES		25,813,670
UTILITIES - 7.3%
Electric Utilities - 2.7%
FirstEnergy Corp.	87,300	3,925,008
NextEra Energy, Inc.	96,510	5,443,164
PPL Corp.	175,400	5,151,498
		14,519,670
Gas Utilities - 0.4%
ONEOK, Inc.	30,320	2,305,836
Independent Power Producers & Energy Traders - 0.9%
Calpine Corp. (a)	146,830	2,227,411
The AES Corp. (a)	250,590	2,811,620
		5,039,031
Multi-Utilities - 3.3%
CMS Energy Corp.	137,000	2,852,340
National Grid PLC sponsored ADR (d)	76,705	3,840,619
NiSource, Inc.	97,900	2,162,611
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
OGE Energy Corp.	50,740	$ 2,625,288
Sempra Energy	126,850	6,815,651
		18,296,509
TOTAL UTILITIES		40,161,046
TOTAL COMMON STOCKS (Cost $581,368,972)		$ 535,392,707
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG (Cost $946,132)	4,800	$ 842,297
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% 11/25/11 (e) (Cost $599,995)	$ 600,000	$ 599,995
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	529,146	529,146
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	16,540,375	16,540,375
TOTAL MONEY MARKET FUNDS (Cost $17,069,521)		$ 17,069,521
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $599,984,620)		553,904,520
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(5,659,815)
NET ASSETS - 100%		$ 548,244,705
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
106 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 6,621,290	$ (170,861)
9 NYFE Russell 2000 Mini Index Contracts	Dec. 2011	665,370	(23,287)
TOTAL EQUITY INDEX CONTRACTS		$ 7,286,660	$ (194,148)

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $599,995.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,053
Fidelity Securities Lending Cash Central Fund	16,490
Total	$ 22,543
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 46,341,313	$ 46,341,313	$ -	$ -
Consumer Staples	41,073,517	41,073,517	-	-
Energy	66,505,131	66,505,131	-	-
Financials	141,316,065	141,316,065	-	-
Health Care	66,955,036	66,955,036	-	-
Industrials	47,586,010	47,586,010	-	-
Information Technology	46,846,119	46,846,119	-	-
Materials	13,637,097	13,637,097	-	-
Telecommunication Services	25,813,670	25,813,670	-	-
Utilities	40,161,046	40,161,046	-	-
U.S. Government and Government Agency Obligations	599,995	-	599,995	-
Money Market Funds	17,069,521	17,069,521	-	-
Total Investments in Securities:	$ 553,904,520	$ 553,304,525	$ 599,995	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (194,148)	$ (194,148)	$ -	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $604,927,804. Net unrealized depreciation aggregated $51,023,284, of which $18,496,993 related to appreciated investment securities and $69,520,277 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Stock Selector Large Cap Value Fund

Class A
Class T
Class B
Class C
Institutional Class

(formerly Fidelity Advisor Large Cap
Value Fund)

October 31, 2011

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Stock Selector Large Cap Value Fund

1.859111.105

ALCV-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.6%
Autoliv, Inc.	59,800	$ 3,454,646
Hotels, Restaurants & Leisure - 0.5%
Penn National Gaming, Inc. (a)	76,849	2,766,564
Household Durables - 0.8%
Jarden Corp.	143,495	4,596,145
Media - 3.6%
CBS Corp. Class B	130,991	3,380,878
Comcast Corp. Class A	227,175	5,327,254
The Walt Disney Co.	182,100	6,351,648
Time Warner, Inc.	131,000	4,583,690
		19,643,470
Multiline Retail - 1.9%
Macy's, Inc.	134,300	4,100,179
Target Corp.	113,834	6,232,412
		10,332,591
Specialty Retail - 0.9%
Lowe's Companies, Inc.	223,863	4,705,600
TOTAL CONSUMER DISCRETIONARY		45,499,016
CONSUMER STAPLES - 7.5%
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	88,970	2,386,175
PepsiCo, Inc.	29,780	1,874,651
		4,260,826
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	80,990	2,939,937
Kroger Co.	113,330	2,626,989
Walgreen Co.	49,740	1,651,368
		7,218,294
Food Products - 3.0%
Archer Daniels Midland Co.	79,130	2,290,022
ConAgra Foods, Inc.	108,810	2,756,157
Kraft Foods, Inc. Class A	158,690	5,582,714
Sara Lee Corp.	135,240	2,407,272
The J.M. Smucker Co.	42,520	3,274,890
		16,311,055
Household Products - 2.1%
Procter & Gamble Co.	180,780	11,568,112
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.3%
Lorillard, Inc.	15,500	$ 1,715,230
TOTAL CONSUMER STAPLES		41,073,517
ENERGY - 12.1%
Energy Equipment & Services - 1.3%
Halliburton Co.	108,446	4,051,543
Transocean Ltd. (United States)	52,403	2,994,831
		7,046,374
Oil, Gas & Consumable Fuels - 10.8%
Anadarko Petroleum Corp.	60,320	4,735,120
Apache Corp.	34,492	3,436,438
Canadian Natural Resources Ltd.	125,770	4,436,047
El Paso Corp.	66,600	1,665,666
Exxon Mobil Corp.	68,500	5,349,165
HollyFrontier Corp.	30,700	942,183
Marathon Petroleum Corp.	14,300	513,370
Noble Energy, Inc.	28,780	2,571,205
Occidental Petroleum Corp.	112,378	10,444,411
Royal Dutch Shell PLC Class A sponsored ADR (d)	215,631	15,290,394
Suncor Energy, Inc.	66,300	2,111,677
Whiting Petroleum Corp. (a)	55,607	2,588,506
Williams Companies, Inc.	178,498	5,374,575
		59,458,757
TOTAL ENERGY		66,505,131
FINANCIALS - 25.8%
Capital Markets - 3.9%
Bank of New York Mellon Corp.	285,500	6,075,440
Invesco Ltd.	227,800	4,571,946
Morgan Stanley	211,000	3,722,040
State Street Corp.	166,100	6,708,779
		21,078,205
Commercial Banks - 8.3%
CIT Group, Inc. (a)	131,600	4,586,260
Itau Unibanco Banco Multiplo SA sponsored ADR	240,600	4,600,272
PNC Financial Services Group, Inc.	126,600	6,799,686
Popular, Inc. (a)	1,634,800	3,040,728
Regions Financial Corp.	540,000	2,122,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	353,700	$ 9,051,183
Wells Fargo & Co.	584,000	15,131,440
		45,331,769
Consumer Finance - 0.9%
SLM Corp.	363,300	4,966,311
Insurance - 9.3%
ACE Ltd.	88,600	6,392,490
AFLAC, Inc.	122,750	5,534,798
Allstate Corp.	206,100	5,428,674
Berkshire Hathaway, Inc. Class B (a)	210,357	16,378,396
MetLife, Inc.	175,800	6,181,128
StanCorp Financial Group, Inc.	75,600	2,565,864
Torchmark Corp.	82,650	3,382,865
XL Group PLC Class A	239,000	5,195,860
		51,060,075
Real Estate Investment Trusts - 1.0%
Public Storage	44,100	5,691,105
Real Estate Management & Development - 1.5%
Kennedy-Wilson Holdings, Inc.	680,000	8,445,600
Thrifts & Mortgage Finance - 0.9%
People's United Financial, Inc.	372,000	4,743,000
TOTAL FINANCIALS		141,316,065
HEALTH CARE - 12.2%
Biotechnology - 1.0%
Amgen, Inc.	98,000	5,612,460
Health Care Equipment & Supplies - 0.7%
Covidien PLC	30,400	1,430,016
Zimmer Holdings, Inc. (a)	49,700	2,615,711
		4,045,727
Health Care Providers & Services - 2.5%
Aetna, Inc.	12,900	512,904
Cardinal Health, Inc.	50,800	2,248,916
Community Health Systems, Inc. (a)	75,000	1,311,000
Express Scripts, Inc. (a)	23,400	1,070,082
Quest Diagnostics, Inc.	20,800	1,160,640
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	102,500	$ 4,918,975
WellPoint, Inc.	35,300	2,432,170
		13,654,687
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc. (a)	56,442	2,837,339
Pharmaceuticals - 7.5%
Abbott Laboratories	6,500	350,155
Bristol-Myers Squibb Co.	76,900	2,429,271
Johnson & Johnson	184,500	11,879,955
Merck & Co., Inc.	313,700	10,822,650
Pfizer, Inc.	721,700	13,899,942
Sanofi-aventis sponsored ADR	39,800	1,422,850
		40,804,823
TOTAL HEALTH CARE		66,955,036
INDUSTRIALS - 8.7%
Aerospace & Defense - 0.8%
Meggitt PLC	107,184	662,948
Raytheon Co.	84,800	3,747,312
		4,410,260
Airlines - 0.3%
SkyWest, Inc.	135,600	1,818,396
Commercial Services & Supplies - 1.1%
Republic Services, Inc.	209,000	5,948,140
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (a)	106,400	4,128,320
Electrical Equipment - 0.5%
Prysmian SpA	179,229	2,715,983
Industrial Conglomerates - 3.0%
General Electric Co.	983,400	16,432,614
Machinery - 0.6%
Ingersoll-Rand Co. Ltd.	31,500	980,595
Stanley Black & Decker, Inc.	39,617	2,529,545
		3,510,140
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.6%
Con-way, Inc.	76,000	$ 2,239,720
Union Pacific Corp.	64,100	6,382,437
		8,622,157
TOTAL INDUSTRIALS		47,586,010
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 2.6%
Cisco Systems, Inc.	760,500	14,092,065
Computers & Peripherals - 1.7%
Hewlett-Packard Co.	347,927	9,258,337
Electronic Equipment & Components - 1.3%
Corning, Inc.	318,298	4,548,478
Jabil Circuit, Inc.	127,148	2,614,163
		7,162,641
Internet Software & Services - 0.5%
eBay, Inc. (a)	87,171	2,774,653
Semiconductors & Semiconductor Equipment - 2.3%
Freescale Semiconductor Holdings I Ltd.	164,859	2,174,490
Intersil Corp. Class A	250,438	2,997,743
Marvell Technology Group Ltd. (a)	365,264	5,110,043
Micron Technology, Inc. (a)	416,900	2,330,471
		12,612,747
Software - 0.2%
CA, Inc.	43,660	945,676
TOTAL INFORMATION TECHNOLOGY		46,846,119
MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	23,350	2,011,369
Ashland, Inc.	66,600	3,527,136
Celanese Corp. Class A	32,850	1,430,618
LyondellBasell Industries NV Class A	66,520	2,185,847
		9,154,970
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	26,970	1,596,354
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	78,239	$ 2,885,773
TOTAL MATERIALS		13,637,097
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	487,200	14,279,832
CenturyLink, Inc.	77,614	2,736,670
		17,016,502
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A (a)	60,100	3,311,510
NII Holdings, Inc. (a)	122,700	2,887,131
Sprint Nextel Corp. (a)	1,011,100	2,598,527
		8,797,168
TOTAL TELECOMMUNICATION SERVICES		25,813,670
UTILITIES - 7.3%
Electric Utilities - 2.7%
FirstEnergy Corp.	87,300	3,925,008
NextEra Energy, Inc.	96,510	5,443,164
PPL Corp.	175,400	5,151,498
		14,519,670
Gas Utilities - 0.4%
ONEOK, Inc.	30,320	2,305,836
Independent Power Producers & Energy Traders - 0.9%
Calpine Corp. (a)	146,830	2,227,411
The AES Corp. (a)	250,590	2,811,620
		5,039,031
Multi-Utilities - 3.3%
CMS Energy Corp.	137,000	2,852,340
National Grid PLC sponsored ADR (d)	76,705	3,840,619
NiSource, Inc.	97,900	2,162,611
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
OGE Energy Corp.	50,740	$ 2,625,288
Sempra Energy	126,850	6,815,651
		18,296,509
TOTAL UTILITIES		40,161,046
TOTAL COMMON STOCKS (Cost $581,368,972)		$ 535,392,707
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG (Cost $946,132)	4,800	$ 842,297
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% 11/25/11 (e) (Cost $599,995)	$ 600,000	$ 599,995
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	529,146	529,146
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	16,540,375	16,540,375
TOTAL MONEY MARKET FUNDS (Cost $17,069,521)		$ 17,069,521
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $599,984,620)		553,904,520
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(5,659,815)
NET ASSETS - 100%		$ 548,244,705
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
106 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 6,621,290	$ (170,861)
9 NYFE Russell 2000 Mini Index Contracts	Dec. 2011	665,370	(23,287)
TOTAL EQUITY INDEX CONTRACTS		$ 7,286,660	$ (194,148)

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $599,995.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,053
Fidelity Securities Lending Cash Central Fund	16,490
Total	$ 22,543
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 46,341,313	$ 46,341,313	$ -	$ -
Consumer Staples	41,073,517	41,073,517	-	-
Energy	66,505,131	66,505,131	-	-
Financials	141,316,065	141,316,065	-	-
Health Care	66,955,036	66,955,036	-	-
Industrials	47,586,010	47,586,010	-	-
Information Technology	46,846,119	46,846,119	-	-
Materials	13,637,097	13,637,097	-	-
Telecommunication Services	25,813,670	25,813,670	-	-
Utilities	40,161,046	40,161,046	-	-
U.S. Government and Government Agency Obligations	599,995	-	599,995	-
Money Market Funds	17,069,521	17,069,521	-	-
Total Investments in Securities:	$ 553,904,520	$ 553,304,525	$ 599,995	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (194,148)	$ (194,148)	$ -	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $604,927,804. Net unrealized depreciation aggregated $51,023,284, of which $18,496,993 related to appreciated investment securities and $69,520,277 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Growth Fund

October 31, 2011

1.809081.108

MCG-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 19.2%
Automobiles - 0.8%
Tesla Motors, Inc. (a)	71,900	$ 2,111,703
Diversified Consumer Services - 1.1%
Weight Watchers International, Inc.	42,200	3,148,964
Hotels, Restaurants & Leisure - 3.3%
BJ's Restaurants, Inc. (a)	28,000	1,482,040
Buffalo Wild Wings, Inc. (a)(d)	21,000	1,390,620
Las Vegas Sands Corp. (a)	61,700	2,896,815
Panera Bread Co. Class A (a)	12,500	1,671,125
Texas Roadhouse, Inc. Class A	100,000	1,433,000
		8,873,600
Internet & Catalog Retail - 0.9%
Priceline.com, Inc. (a)	5,000	2,538,600
Media - 1.1%
Discovery Communications, Inc. (a)	66,300	2,881,398
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	33,900	2,710,644
Specialty Retail - 5.6%
Abercrombie & Fitch Co. Class A	39,000	2,901,600
Body Central Corp.	65,100	1,367,100
Limited Brands, Inc.	77,500	3,310,025
Tiffany & Co., Inc.	36,500	2,910,145
Tractor Supply Co.	43,100	3,057,514
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	22,600	1,520,754
		15,067,138
Textiles, Apparel & Luxury Goods - 5.4%
Liz Claiborne, Inc. (a)(d)	355,000	2,843,550
PVH Corp.	43,000	3,199,630
Ralph Lauren Corp.	18,000	2,858,220
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	37,000	3,123,170
Warnaco Group, Inc. (a)	51,400	2,523,740
		14,548,310
TOTAL CONSUMER DISCRETIONARY		51,880,357
CONSUMER STAPLES - 7.0%
Beverages - 2.5%
Hansen Natural Corp. (a)	16,100	1,434,349
Heckmann Corp. (a)(d)	902,900	5,408,371
		6,842,720
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.5%
Whole Foods Market, Inc.	55,300	$ 3,988,236
Food Products - 2.5%
Green Mountain Coffee Roasters, Inc. (a)(d)	48,300	3,140,466
Mead Johnson Nutrition Co. Class A	36,500	2,622,525
Origin Agritech Ltd. (a)	375,069	1,050,193
		6,813,184
Tobacco - 0.5%
Lorillard, Inc.	12,100	1,338,986
TOTAL CONSUMER STAPLES		18,983,126
ENERGY - 14.6%
Energy Equipment & Services - 3.0%
Cameron International Corp. (a)	52,300	2,570,022
Dresser-Rand Group, Inc. (a)	59,600	2,884,640
Rowan Companies, Inc. (a)	80,500	2,776,445
		8,231,107
Oil, Gas & Consumable Fuels - 11.6%
Alpha Natural Resources, Inc. (a)	222,300	5,344,092
Amyris, Inc. (a)(d)	85,100	1,744,550
Bumi PLC	315,810	3,758,354
Cabot Oil & Gas Corp.	37,800	2,937,816
Chesapeake Energy Corp.	45,000	1,265,400
Continental Resources, Inc. (a)	25,700	1,558,705
EV Energy Partners LP	37,400	2,783,682
EXCO Resources, Inc.	261,500	3,297,515
Oasis Petroleum, Inc. (a)(d)	86,800	2,546,712
QEP Resources, Inc.	73,700	2,620,035
Range Resources Corp.	39,000	2,684,760
Solazyme, Inc. (d)	76,000	772,920
		31,314,541
TOTAL ENERGY		39,545,648
FINANCIALS - 1.0%
Real Estate Investment Trusts - 1.0%
SL Green Realty Corp.	38,800	2,676,812
Common Stocks - continued
	Shares	Value
HEALTH CARE - 13.3%
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc. (a)	37,800	$ 2,551,878
Human Genome Sciences, Inc. (a)	238,900	2,451,114
Idenix Pharmaceuticals, Inc. (a)(d)	248,800	1,492,800
Inhibitex, Inc. (a)	200,000	778,000
Theravance, Inc. (a)	68,600	1,524,978
United Therapeutics Corp. (a)	60,000	2,623,800
Vertex Pharmaceuticals, Inc. (a)	48,100	1,904,279
		13,326,849
Health Care Equipment & Supplies - 7.4%
ArthroCare Corp. (a)	171,179	5,161,047
Cyberonics, Inc. (a)	188,087	5,416,906
Edwards Lifesciences Corp. (a)	18,400	1,387,728
Insulet Corp. (a)	80,000	1,305,600
NuVasive, Inc. (a)(d)	147,731	2,189,373
Volcano Corp. (a)	52,600	1,311,318
Zeltiq Aesthetics, Inc.	43,000	612,750
Zoll Medical Corp. (a)	66,900	2,529,489
		19,914,211
Health Care Technology - 1.0%
Merge Healthcare, Inc. (a)	396,632	2,617,771
Life Sciences Tools & Services - 0.0%
Sequenom, Inc. (a)(d)	17,800	88,466
TOTAL HEALTH CARE		35,947,297
INDUSTRIALS - 12.5%
Aerospace & Defense - 1.0%
BE Aerospace, Inc. (a)	75,000	2,829,750
Building Products - 2.3%
Lennox International, Inc.	96,500	3,106,335
Owens Corning (a)	112,500	3,192,750
		6,299,085
Construction & Engineering - 1.0%
Fluor Corp.	48,500	2,757,225
Electrical Equipment - 2.3%
Cooper Industries PLC Class A	58,200	3,053,172
Roper Industries, Inc.	37,800	3,065,580
		6,118,752
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 5.0%
CNH Global NV (a)	114,100	$ 4,242,238
IDEX Corp.	47,000	1,666,150
Ingersoll-Rand Co. Ltd.	131,900	4,106,047
WABCO Holdings, Inc. (a)	67,300	3,379,133
		13,393,568
Marine - 0.9%
Kirby Corp. (a)	40,600	2,498,524
TOTAL INDUSTRIALS		33,896,904
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 2.0%
Polycom, Inc. (a)	247,600	4,092,828
Riverbed Technology, Inc. (a)	46,000	1,268,680
		5,361,508
Computers & Peripherals - 0.8%
SanDisk Corp. (a)	45,100	2,285,217
Electronic Equipment & Components - 1.0%
Maxwell Technologies, Inc. (a)(d)	142,200	2,839,734
Internet Software & Services - 3.1%
Blinkx PLC (a)	584,500	1,412,339
Rackspace Hosting, Inc. (a)	78,561	3,251,640
Velti PLC (a)	104,400	879,048
VeriSign, Inc.	86,000	2,759,740
		8,302,767
IT Services - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	43,800	3,186,450
Semiconductors & Semiconductor Equipment - 5.0%
ASML Holding NV	34,000	1,425,620
Ceva, Inc. (a)	77,790	2,416,935
Freescale Semiconductor Holdings I Ltd.	86,800	1,144,892
KLA-Tencor Corp.	48,000	2,260,320
Lam Research Corp. (a)	48,000	2,063,520
NVIDIA Corp. (a)	200,000	2,960,000
NXP Semiconductors NV (a)	78,000	1,401,660
		13,672,947
Software - 9.9%
ANSYS, Inc. (a)	56,400	3,065,904
Ariba, Inc. (a)	53,000	1,679,040
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	87,200	$ 3,017,120
Citrix Systems, Inc. (a)	69,800	5,083,534
Informatica Corp. (a)	60,100	2,734,550
Intuit, Inc.	64,900	3,483,183
Magma Design Automation, Inc. (a)	651,700	3,440,976
Nuance Communications, Inc. (a)	56,500	1,496,120
Rovi Corp. (a)	55,100	2,729,654
		26,730,081
TOTAL INFORMATION TECHNOLOGY		62,378,704
MATERIALS - 9.1%
Chemicals - 5.2%
CF Industries Holdings, Inc.	27,700	4,494,879
CVR Partners LP	168,100	4,227,715
Monsanto Co.	33,900	2,466,225
The Mosaic Co.	47,000	2,752,320
		13,941,139
Metals & Mining - 3.9%
First Quantum Minerals Ltd.	95,400	2,001,118
Ivanhoe Mines Ltd. (a)	83,300	1,704,690
Vallares PLC	46,900	750,475
Walter Energy, Inc.	81,000	6,127,650
		10,583,933
TOTAL MATERIALS		24,525,072
TOTAL COMMON STOCKS (Cost $273,906,820)		269,833,920
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	2,438,327	$ 2,438,327
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	16,738,525	16,738,525
TOTAL MONEY MARKET FUNDS (Cost $19,176,852)		19,176,852
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $293,083,672)		289,010,772
NET OTHER ASSETS (LIABILITIES) - (6.8)%		(18,355,390)
NET ASSETS - 100%		$ 270,655,382
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,235
Fidelity Securities Lending Cash Central Fund	32,160
Total	$ 36,395
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 51,880,357	$ 51,880,357	$ -	$ -
Consumer Staples	18,983,126	18,983,126	-	-
Energy	39,545,648	39,545,648	-	-
Financials	2,676,812	2,676,812	-	-
Health Care	35,947,297	35,947,297	-	-
Industrials	33,896,904	33,896,904	-	-
Information Technology	62,378,704	62,378,704	-	-
Materials	24,525,072	23,774,597	-	750,475
Money Market Funds	19,176,852	19,176,852	-	-
Total Investments in Securities:	$ 289,010,772	$ 288,260,297	$ -	$ 750,475
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(8,416)
Cost of Purchases	758,891
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 750,475
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (8,416)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $293,732,796. Net unrealized depreciation aggregated $4,722,024, of which $21,980,690 related to appreciated investment securities and $26,702,714 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2011

1.859112.105

AMCG-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 19.2%
Automobiles - 0.8%
Tesla Motors, Inc. (a)	71,900	$ 2,111,703
Diversified Consumer Services - 1.1%
Weight Watchers International, Inc.	42,200	3,148,964
Hotels, Restaurants & Leisure - 3.3%
BJ's Restaurants, Inc. (a)	28,000	1,482,040
Buffalo Wild Wings, Inc. (a)(d)	21,000	1,390,620
Las Vegas Sands Corp. (a)	61,700	2,896,815
Panera Bread Co. Class A (a)	12,500	1,671,125
Texas Roadhouse, Inc. Class A	100,000	1,433,000
		8,873,600
Internet & Catalog Retail - 0.9%
Priceline.com, Inc. (a)	5,000	2,538,600
Media - 1.1%
Discovery Communications, Inc. (a)	66,300	2,881,398
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	33,900	2,710,644
Specialty Retail - 5.6%
Abercrombie & Fitch Co. Class A	39,000	2,901,600
Body Central Corp.	65,100	1,367,100
Limited Brands, Inc.	77,500	3,310,025
Tiffany & Co., Inc.	36,500	2,910,145
Tractor Supply Co.	43,100	3,057,514
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	22,600	1,520,754
		15,067,138
Textiles, Apparel & Luxury Goods - 5.4%
Liz Claiborne, Inc. (a)(d)	355,000	2,843,550
PVH Corp.	43,000	3,199,630
Ralph Lauren Corp.	18,000	2,858,220
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	37,000	3,123,170
Warnaco Group, Inc. (a)	51,400	2,523,740
		14,548,310
TOTAL CONSUMER DISCRETIONARY		51,880,357
CONSUMER STAPLES - 7.0%
Beverages - 2.5%
Hansen Natural Corp. (a)	16,100	1,434,349
Heckmann Corp. (a)(d)	902,900	5,408,371
		6,842,720
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.5%
Whole Foods Market, Inc.	55,300	$ 3,988,236
Food Products - 2.5%
Green Mountain Coffee Roasters, Inc. (a)(d)	48,300	3,140,466
Mead Johnson Nutrition Co. Class A	36,500	2,622,525
Origin Agritech Ltd. (a)	375,069	1,050,193
		6,813,184
Tobacco - 0.5%
Lorillard, Inc.	12,100	1,338,986
TOTAL CONSUMER STAPLES		18,983,126
ENERGY - 14.6%
Energy Equipment & Services - 3.0%
Cameron International Corp. (a)	52,300	2,570,022
Dresser-Rand Group, Inc. (a)	59,600	2,884,640
Rowan Companies, Inc. (a)	80,500	2,776,445
		8,231,107
Oil, Gas & Consumable Fuels - 11.6%
Alpha Natural Resources, Inc. (a)	222,300	5,344,092
Amyris, Inc. (a)(d)	85,100	1,744,550
Bumi PLC	315,810	3,758,354
Cabot Oil & Gas Corp.	37,800	2,937,816
Chesapeake Energy Corp.	45,000	1,265,400
Continental Resources, Inc. (a)	25,700	1,558,705
EV Energy Partners LP	37,400	2,783,682
EXCO Resources, Inc.	261,500	3,297,515
Oasis Petroleum, Inc. (a)(d)	86,800	2,546,712
QEP Resources, Inc.	73,700	2,620,035
Range Resources Corp.	39,000	2,684,760
Solazyme, Inc. (d)	76,000	772,920
		31,314,541
TOTAL ENERGY		39,545,648
FINANCIALS - 1.0%
Real Estate Investment Trusts - 1.0%
SL Green Realty Corp.	38,800	2,676,812
Common Stocks - continued
	Shares	Value
HEALTH CARE - 13.3%
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc. (a)	37,800	$ 2,551,878
Human Genome Sciences, Inc. (a)	238,900	2,451,114
Idenix Pharmaceuticals, Inc. (a)(d)	248,800	1,492,800
Inhibitex, Inc. (a)	200,000	778,000
Theravance, Inc. (a)	68,600	1,524,978
United Therapeutics Corp. (a)	60,000	2,623,800
Vertex Pharmaceuticals, Inc. (a)	48,100	1,904,279
		13,326,849
Health Care Equipment & Supplies - 7.4%
ArthroCare Corp. (a)	171,179	5,161,047
Cyberonics, Inc. (a)	188,087	5,416,906
Edwards Lifesciences Corp. (a)	18,400	1,387,728
Insulet Corp. (a)	80,000	1,305,600
NuVasive, Inc. (a)(d)	147,731	2,189,373
Volcano Corp. (a)	52,600	1,311,318
Zeltiq Aesthetics, Inc.	43,000	612,750
Zoll Medical Corp. (a)	66,900	2,529,489
		19,914,211
Health Care Technology - 1.0%
Merge Healthcare, Inc. (a)	396,632	2,617,771
Life Sciences Tools & Services - 0.0%
Sequenom, Inc. (a)(d)	17,800	88,466
TOTAL HEALTH CARE		35,947,297
INDUSTRIALS - 12.5%
Aerospace & Defense - 1.0%
BE Aerospace, Inc. (a)	75,000	2,829,750
Building Products - 2.3%
Lennox International, Inc.	96,500	3,106,335
Owens Corning (a)	112,500	3,192,750
		6,299,085
Construction & Engineering - 1.0%
Fluor Corp.	48,500	2,757,225
Electrical Equipment - 2.3%
Cooper Industries PLC Class A	58,200	3,053,172
Roper Industries, Inc.	37,800	3,065,580
		6,118,752
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 5.0%
CNH Global NV (a)	114,100	$ 4,242,238
IDEX Corp.	47,000	1,666,150
Ingersoll-Rand Co. Ltd.	131,900	4,106,047
WABCO Holdings, Inc. (a)	67,300	3,379,133
		13,393,568
Marine - 0.9%
Kirby Corp. (a)	40,600	2,498,524
TOTAL INDUSTRIALS		33,896,904
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 2.0%
Polycom, Inc. (a)	247,600	4,092,828
Riverbed Technology, Inc. (a)	46,000	1,268,680
		5,361,508
Computers & Peripherals - 0.8%
SanDisk Corp. (a)	45,100	2,285,217
Electronic Equipment & Components - 1.0%
Maxwell Technologies, Inc. (a)(d)	142,200	2,839,734
Internet Software & Services - 3.1%
Blinkx PLC (a)	584,500	1,412,339
Rackspace Hosting, Inc. (a)	78,561	3,251,640
Velti PLC (a)	104,400	879,048
VeriSign, Inc.	86,000	2,759,740
		8,302,767
IT Services - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	43,800	3,186,450
Semiconductors & Semiconductor Equipment - 5.0%
ASML Holding NV	34,000	1,425,620
Ceva, Inc. (a)	77,790	2,416,935
Freescale Semiconductor Holdings I Ltd.	86,800	1,144,892
KLA-Tencor Corp.	48,000	2,260,320
Lam Research Corp. (a)	48,000	2,063,520
NVIDIA Corp. (a)	200,000	2,960,000
NXP Semiconductors NV (a)	78,000	1,401,660
		13,672,947
Software - 9.9%
ANSYS, Inc. (a)	56,400	3,065,904
Ariba, Inc. (a)	53,000	1,679,040
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	87,200	$ 3,017,120
Citrix Systems, Inc. (a)	69,800	5,083,534
Informatica Corp. (a)	60,100	2,734,550
Intuit, Inc.	64,900	3,483,183
Magma Design Automation, Inc. (a)	651,700	3,440,976
Nuance Communications, Inc. (a)	56,500	1,496,120
Rovi Corp. (a)	55,100	2,729,654
		26,730,081
TOTAL INFORMATION TECHNOLOGY		62,378,704
MATERIALS - 9.1%
Chemicals - 5.2%
CF Industries Holdings, Inc.	27,700	4,494,879
CVR Partners LP	168,100	4,227,715
Monsanto Co.	33,900	2,466,225
The Mosaic Co.	47,000	2,752,320
		13,941,139
Metals & Mining - 3.9%
First Quantum Minerals Ltd.	95,400	2,001,118
Ivanhoe Mines Ltd. (a)	83,300	1,704,690
Vallares PLC	46,900	750,475
Walter Energy, Inc.	81,000	6,127,650
		10,583,933
TOTAL MATERIALS		24,525,072
TOTAL COMMON STOCKS (Cost $273,906,820)		269,833,920
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	2,438,327	$ 2,438,327
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	16,738,525	16,738,525
TOTAL MONEY MARKET FUNDS (Cost $19,176,852)		19,176,852
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $293,083,672)		289,010,772
NET OTHER ASSETS (LIABILITIES) - (6.8)%		(18,355,390)
NET ASSETS - 100%		$ 270,655,382
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,235
Fidelity Securities Lending Cash Central Fund	32,160
Total	$ 36,395
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 51,880,357	$ 51,880,357	$ -	$ -
Consumer Staples	18,983,126	18,983,126	-	-
Energy	39,545,648	39,545,648	-	-
Financials	2,676,812	2,676,812	-	-
Health Care	35,947,297	35,947,297	-	-
Industrials	33,896,904	33,896,904	-	-
Information Technology	62,378,704	62,378,704	-	-
Materials	24,525,072	23,774,597	-	750,475
Money Market Funds	19,176,852	19,176,852	-	-
Total Investments in Securities:	$ 289,010,772	$ 288,260,297	$ -	$ 750,475
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(8,416)
Cost of Purchases	758,891
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 750,475
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (8,416)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $293,732,796. Net unrealized depreciation aggregated $4,722,024, of which $21,980,690 related to appreciated investment securities and $26,702,714 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Value Fund

October 31, 2011

1.809074.108

MCV-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 1.0%
TRW Automotive Holdings Corp. (a)	135,200	$ 5,691,920
Diversified Consumer Services - 0.5%
Weight Watchers International, Inc.	40,700	3,037,034
Hotels, Restaurants & Leisure - 1.0%
Brinker International, Inc. (d)	242,400	5,550,960
Household Durables - 0.6%
Jarden Corp.	113,200	3,625,796
Media - 1.3%
CBS Corp. Class B	172,700	4,457,387
DISH Network Corp. Class A (a)	124,500	3,009,165
		7,466,552
Multiline Retail - 1.6%
Macy's, Inc.	294,200	8,981,926
Specialty Retail - 2.8%
Foot Locker, Inc.	305,500	6,678,230
GameStop Corp. Class A (a)(d)	256,000	6,545,920
Limited Brands, Inc.	64,600	2,759,066
		15,983,216
Textiles, Apparel & Luxury Goods - 2.4%
PVH Corp.	75,618	5,626,735
VF Corp.	56,900	7,864,718
		13,491,453
TOTAL CONSUMER DISCRETIONARY		63,828,857
CONSUMER STAPLES - 7.0%
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	126,900	3,403,458
Dr Pepper Snapple Group, Inc.	68,300	2,557,835
		5,961,293
Food Products - 2.8%
ConAgra Foods, Inc.	280,800	7,112,664
Ralcorp Holdings, Inc. (a)	51,500	4,163,260
Tyson Foods, Inc. Class A	240,600	4,643,580
		15,919,504
Household Products - 1.2%
Clorox Co.	97,600	6,533,344
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	59,300	2,996,429
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.5%
Lorillard, Inc.	78,400	$ 8,675,744
TOTAL CONSUMER STAPLES		40,086,314
ENERGY - 6.9%
Energy Equipment & Services - 1.5%
Helmerich & Payne, Inc.	105,300	5,599,854
Oil States International, Inc. (a)	44,900	3,125,489
		8,725,343
Oil, Gas & Consumable Fuels - 5.4%
Hess Corp.	70,700	4,422,992
Marathon Oil Corp.	165,500	4,307,965
Murphy Oil Corp.	124,400	6,888,028
Tesoro Corp. (a)	212,600	5,514,844
Valero Energy Corp.	397,100	9,768,660
		30,902,489
TOTAL ENERGY		39,627,832
FINANCIALS - 30.3%
Capital Markets - 1.2%
Ameriprise Financial, Inc.	139,100	6,493,188
Commercial Banks - 6.6%
Comerica, Inc.	289,000	7,383,950
Huntington Bancshares, Inc.	1,400,300	7,253,554
KeyCorp	1,085,800	7,665,748
Regions Financial Corp.	1,749,400	6,875,142
SunTrust Banks, Inc.	444,000	8,760,120
		37,938,514
Consumer Finance - 3.1%
Discover Financial Services	390,300	9,195,468
SLM Corp.	608,600	8,319,562
		17,515,030
Insurance - 9.0%
Assurant, Inc.	172,700	6,655,858
Axis Capital Holdings Ltd.	176,800	5,542,680
Delphi Financial Group, Inc. Class A	166,600	4,411,568
Hartford Financial Services Group, Inc.	431,900	8,314,075
Lincoln National Corp.	379,700	7,233,285
Reinsurance Group of America, Inc.	100,900	5,270,007
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Unum Group	322,900	$ 7,697,936
Validus Holdings Ltd.	236,200	6,462,432
		51,587,841
Real Estate Investment Trusts - 10.4%
American Capital Agency Corp. (d)	270,900	7,452,459
BRE Properties, Inc.	138,900	6,961,668
Douglas Emmett, Inc. (d)	337,600	6,583,200
Essex Property Trust, Inc.	34,100	4,868,116
Prologis, Inc.	237,000	7,053,120
Public Storage	46,700	6,026,635
Rayonier, Inc.	136,900	5,712,837
SL Green Realty Corp.	68,400	4,718,916
The Macerich Co.	84,000	4,179,840
Ventas, Inc.	109,000	6,061,490
		59,618,281
TOTAL FINANCIALS		173,152,854
HEALTH CARE - 5.8%
Health Care Equipment & Supplies - 0.6%
The Cooper Companies, Inc.	47,700	3,305,610
Health Care Providers & Services - 3.5%
Community Health Systems, Inc. (a)	305,700	5,343,636
Humana, Inc.	86,900	7,376,941
McKesson Corp.	37,000	3,017,350
Omnicare, Inc.	136,900	4,082,358
		19,820,285
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc. (a)	58,900	2,960,903
Pharmaceuticals - 1.2%
Medicis Pharmaceutical Corp. Class A	108,700	4,162,123
Watson Pharmaceuticals, Inc. (a)	42,300	2,840,868
		7,002,991
TOTAL HEALTH CARE		33,089,789
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.6%
Alliant Techsystems, Inc.	57,100	3,316,368
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Esterline Technologies Corp. (a)	79,300	$ 4,432,870
Textron, Inc.	365,300	7,094,126
		14,843,364
Airlines - 0.6%
Alaska Air Group, Inc. (a)	47,600	3,166,828
Commercial Services & Supplies - 2.1%
Pitney Bowes, Inc. (d)	192,200	3,917,036
Republic Services, Inc.	286,900	8,165,174
		12,082,210
Construction & Engineering - 1.7%
Fluor Corp.	53,400	3,035,790
KBR, Inc.	236,200	6,592,342
		9,628,132
Machinery - 1.5%
Navistar International Corp. (a)	77,600	3,264,632
Parker Hannifin Corp.	64,600	5,268,130
		8,532,762
Professional Services - 0.9%
Towers Watson & Co.	81,400	5,347,980
Road & Rail - 0.8%
Kansas City Southern (a)	76,900	4,857,773
TOTAL INDUSTRIALS		58,459,049
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 1.6%
Brocade Communications Systems, Inc. (a)	782,400	3,426,912
Motorola Solutions, Inc.	121,100	5,680,801
		9,107,713
Computers & Peripherals - 0.5%
Seagate Technology	183,600	2,965,140
Electronic Equipment & Components - 1.0%
Jabil Circuit, Inc.	279,200	5,740,352
IT Services - 2.0%
Alliance Data Systems Corp. (a)(d)	55,300	5,664,932
Amdocs Ltd. (a)	196,600	5,901,932
		11,566,864
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 1.4%
Xerox Corp.	968,100	$ 7,919,058
Semiconductors & Semiconductor Equipment - 2.2%
KLA-Tencor Corp.	135,600	6,385,404
Marvell Technology Group Ltd. (a)	429,900	6,014,301
		12,399,705
TOTAL INFORMATION TECHNOLOGY		49,698,832
MATERIALS - 4.7%
Chemicals - 2.3%
Ashland, Inc.	79,300	4,199,728
CF Industries Holdings, Inc.	38,700	6,279,849
Olin Corp.	149,600	2,821,456
		13,301,033
Containers & Packaging - 1.3%
Ball Corp.	81,700	2,824,369
Rock-Tenn Co. Class A	74,100	4,385,979
		7,210,348
Metals & Mining - 1.1%
Reliance Steel & Aluminum Co.	146,200	6,460,578
TOTAL MATERIALS		26,971,959
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Frontier Communications Corp.	759,800	4,756,348
UTILITIES - 13.7%
Electric Utilities - 6.2%
American Electric Power Co., Inc.	141,200	5,546,336
Edison International	238,700	9,691,220
El Paso Electric Co.	162,700	5,211,281
PNM Resources, Inc.	320,600	5,764,388
PPL Corp.	315,600	9,269,172
		35,482,397
Independent Power Producers & Energy Traders - 0.9%
The AES Corp. (a)	446,500	5,009,730
Multi-Utilities - 6.6%
Alliant Energy Corp.	169,100	6,895,898
CenterPoint Energy, Inc.	390,200	8,131,768
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource, Inc.	277,300	$ 6,125,557
OGE Energy Corp.	137,400	7,109,076
Sempra Energy	179,600	9,649,908
		37,912,207
TOTAL UTILITIES		78,404,334
TOTAL COMMON STOCKS (Cost $566,869,184)		568,076,168
Money Market Funds - 3.6%

Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $20,244,905)	20,244,905	20,244,905
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $587,114,089)		588,321,073
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(16,459,473)
NET ASSETS - 100%		$ 571,861,600
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,697
Fidelity Securities Lending Cash Central Fund	21,002
Total	$ 24,699
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $590,352,864. Net unrealized depreciation aggregated $2,031,791, of which $34,365,853 related to appreciated investment securities and $36,397,644 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity Mid Cap Value Fund

1.859109.105

AMCV-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 1.0%
TRW Automotive Holdings Corp. (a)	135,200	$ 5,691,920
Diversified Consumer Services - 0.5%
Weight Watchers International, Inc.	40,700	3,037,034
Hotels, Restaurants & Leisure - 1.0%
Brinker International, Inc. (d)	242,400	5,550,960
Household Durables - 0.6%
Jarden Corp.	113,200	3,625,796
Media - 1.3%
CBS Corp. Class B	172,700	4,457,387
DISH Network Corp. Class A (a)	124,500	3,009,165
		7,466,552
Multiline Retail - 1.6%
Macy's, Inc.	294,200	8,981,926
Specialty Retail - 2.8%
Foot Locker, Inc.	305,500	6,678,230
GameStop Corp. Class A (a)(d)	256,000	6,545,920
Limited Brands, Inc.	64,600	2,759,066
		15,983,216
Textiles, Apparel & Luxury Goods - 2.4%
PVH Corp.	75,618	5,626,735
VF Corp.	56,900	7,864,718
		13,491,453
TOTAL CONSUMER DISCRETIONARY		63,828,857
CONSUMER STAPLES - 7.0%
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	126,900	3,403,458
Dr Pepper Snapple Group, Inc.	68,300	2,557,835
		5,961,293
Food Products - 2.8%
ConAgra Foods, Inc.	280,800	7,112,664
Ralcorp Holdings, Inc. (a)	51,500	4,163,260
Tyson Foods, Inc. Class A	240,600	4,643,580
		15,919,504
Household Products - 1.2%
Clorox Co.	97,600	6,533,344
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	59,300	2,996,429
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.5%
Lorillard, Inc.	78,400	$ 8,675,744
TOTAL CONSUMER STAPLES		40,086,314
ENERGY - 6.9%
Energy Equipment & Services - 1.5%
Helmerich & Payne, Inc.	105,300	5,599,854
Oil States International, Inc. (a)	44,900	3,125,489
		8,725,343
Oil, Gas & Consumable Fuels - 5.4%
Hess Corp.	70,700	4,422,992
Marathon Oil Corp.	165,500	4,307,965
Murphy Oil Corp.	124,400	6,888,028
Tesoro Corp. (a)	212,600	5,514,844
Valero Energy Corp.	397,100	9,768,660
		30,902,489
TOTAL ENERGY		39,627,832
FINANCIALS - 30.3%
Capital Markets - 1.2%
Ameriprise Financial, Inc.	139,100	6,493,188
Commercial Banks - 6.6%
Comerica, Inc.	289,000	7,383,950
Huntington Bancshares, Inc.	1,400,300	7,253,554
KeyCorp	1,085,800	7,665,748
Regions Financial Corp.	1,749,400	6,875,142
SunTrust Banks, Inc.	444,000	8,760,120
		37,938,514
Consumer Finance - 3.1%
Discover Financial Services	390,300	9,195,468
SLM Corp.	608,600	8,319,562
		17,515,030
Insurance - 9.0%
Assurant, Inc.	172,700	6,655,858
Axis Capital Holdings Ltd.	176,800	5,542,680
Delphi Financial Group, Inc. Class A	166,600	4,411,568
Hartford Financial Services Group, Inc.	431,900	8,314,075
Lincoln National Corp.	379,700	7,233,285
Reinsurance Group of America, Inc.	100,900	5,270,007
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Unum Group	322,900	$ 7,697,936
Validus Holdings Ltd.	236,200	6,462,432
		51,587,841
Real Estate Investment Trusts - 10.4%
American Capital Agency Corp. (d)	270,900	7,452,459
BRE Properties, Inc.	138,900	6,961,668
Douglas Emmett, Inc. (d)	337,600	6,583,200
Essex Property Trust, Inc.	34,100	4,868,116
Prologis, Inc.	237,000	7,053,120
Public Storage	46,700	6,026,635
Rayonier, Inc.	136,900	5,712,837
SL Green Realty Corp.	68,400	4,718,916
The Macerich Co.	84,000	4,179,840
Ventas, Inc.	109,000	6,061,490
		59,618,281
TOTAL FINANCIALS		173,152,854
HEALTH CARE - 5.8%
Health Care Equipment & Supplies - 0.6%
The Cooper Companies, Inc.	47,700	3,305,610
Health Care Providers & Services - 3.5%
Community Health Systems, Inc. (a)	305,700	5,343,636
Humana, Inc.	86,900	7,376,941
McKesson Corp.	37,000	3,017,350
Omnicare, Inc.	136,900	4,082,358
		19,820,285
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc. (a)	58,900	2,960,903
Pharmaceuticals - 1.2%
Medicis Pharmaceutical Corp. Class A	108,700	4,162,123
Watson Pharmaceuticals, Inc. (a)	42,300	2,840,868
		7,002,991
TOTAL HEALTH CARE		33,089,789
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.6%
Alliant Techsystems, Inc.	57,100	3,316,368
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Esterline Technologies Corp. (a)	79,300	$ 4,432,870
Textron, Inc.	365,300	7,094,126
		14,843,364
Airlines - 0.6%
Alaska Air Group, Inc. (a)	47,600	3,166,828
Commercial Services & Supplies - 2.1%
Pitney Bowes, Inc. (d)	192,200	3,917,036
Republic Services, Inc.	286,900	8,165,174
		12,082,210
Construction & Engineering - 1.7%
Fluor Corp.	53,400	3,035,790
KBR, Inc.	236,200	6,592,342
		9,628,132
Machinery - 1.5%
Navistar International Corp. (a)	77,600	3,264,632
Parker Hannifin Corp.	64,600	5,268,130
		8,532,762
Professional Services - 0.9%
Towers Watson & Co.	81,400	5,347,980
Road & Rail - 0.8%
Kansas City Southern (a)	76,900	4,857,773
TOTAL INDUSTRIALS		58,459,049
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 1.6%
Brocade Communications Systems, Inc. (a)	782,400	3,426,912
Motorola Solutions, Inc.	121,100	5,680,801
		9,107,713
Computers & Peripherals - 0.5%
Seagate Technology	183,600	2,965,140
Electronic Equipment & Components - 1.0%
Jabil Circuit, Inc.	279,200	5,740,352
IT Services - 2.0%
Alliance Data Systems Corp. (a)(d)	55,300	5,664,932
Amdocs Ltd. (a)	196,600	5,901,932
		11,566,864
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 1.4%
Xerox Corp.	968,100	$ 7,919,058
Semiconductors & Semiconductor Equipment - 2.2%
KLA-Tencor Corp.	135,600	6,385,404
Marvell Technology Group Ltd. (a)	429,900	6,014,301
		12,399,705
TOTAL INFORMATION TECHNOLOGY		49,698,832
MATERIALS - 4.7%
Chemicals - 2.3%
Ashland, Inc.	79,300	4,199,728
CF Industries Holdings, Inc.	38,700	6,279,849
Olin Corp.	149,600	2,821,456
		13,301,033
Containers & Packaging - 1.3%
Ball Corp.	81,700	2,824,369
Rock-Tenn Co. Class A	74,100	4,385,979
		7,210,348
Metals & Mining - 1.1%
Reliance Steel & Aluminum Co.	146,200	6,460,578
TOTAL MATERIALS		26,971,959
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Frontier Communications Corp.	759,800	4,756,348
UTILITIES - 13.7%
Electric Utilities - 6.2%
American Electric Power Co., Inc.	141,200	5,546,336
Edison International	238,700	9,691,220
El Paso Electric Co.	162,700	5,211,281
PNM Resources, Inc.	320,600	5,764,388
PPL Corp.	315,600	9,269,172
		35,482,397
Independent Power Producers & Energy Traders - 0.9%
The AES Corp. (a)	446,500	5,009,730
Multi-Utilities - 6.6%
Alliant Energy Corp.	169,100	6,895,898
CenterPoint Energy, Inc.	390,200	8,131,768
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource, Inc.	277,300	$ 6,125,557
OGE Energy Corp.	137,400	7,109,076
Sempra Energy	179,600	9,649,908
		37,912,207
TOTAL UTILITIES		78,404,334
TOTAL COMMON STOCKS (Cost $566,869,184)		568,076,168
Money Market Funds - 3.6%

Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $20,244,905)	20,244,905	20,244,905
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $587,114,089)		588,321,073
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(16,459,473)
NET ASSETS - 100%		$ 571,861,600
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,697
Fidelity Securities Lending Cash Central Fund	21,002
Total	$ 24,699
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $590,352,864. Net unrealized depreciation aggregated $2,031,791, of which $34,365,853 related to appreciated investment securities and $36,397,644 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series All-Sector
Equity Fund

October 31, 2011

1.884778.106

ASE-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Diversified Consumer Services - 0.3%
Weight Watchers International, Inc.	390,710	$ 29,154,780
Hotels, Restaurants & Leisure - 2.0%
Arcos Dorados Holdings, Inc.	1,219,300	28,531,620
Betfair Group PLC (d)	1,540,195	19,245,836
Las Vegas Sands Corp. (a)	379,600	17,822,220
Starbucks Corp.	1,955,758	82,806,794
Yum! Brands, Inc.	1,477,715	79,161,193
		227,567,663
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	419,031	89,467,309
Priceline.com, Inc. (a)	139,388	70,770,075
		160,237,384
Media - 2.8%
Comcast Corp. Class A	1,406,577	32,984,231
DIRECTV (a)	2,357,642	107,178,405
Legend Pictures LLC (a)(g)(h)	3,706	2,779,500
The Walt Disney Co.	2,687,611	93,743,872
Time Warner, Inc.	2,147,408	75,137,806
		311,823,814
Multiline Retail - 0.7%
Dollar General Corp. (a)	1,857,011	73,649,056
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	974,623	72,511,951
Limited Brands, Inc.	1,734,488	74,079,982
Sally Beauty Holdings, Inc. (a)	337,600	6,478,544
TJX Companies, Inc.	966,538	56,958,084
		210,028,561
Textiles, Apparel & Luxury Goods - 0.7%
Under Armour, Inc. Class A (sub. vtg.) (a)	173,992	14,686,665
VF Corp.	432,578	59,790,931
		74,477,596
TOTAL CONSUMER DISCRETIONARY		1,086,938,854
CONSUMER STAPLES - 10.7%
Beverages - 4.5%
Anheuser-Busch InBev SA NV	652,186	36,172,953
Carlsberg A/S Series B	44,921	3,057,811
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Bottling Co. Consolidated	107,637	$ 6,040,588
Coca-Cola FEMSA SAB de CV sponsored ADR	65,453	5,861,316
Coca-Cola Icecek AS	404,488	5,490,011
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	183,335	6,182,056
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,125,219	42,971,928
Diageo PLC sponsored ADR	502,152	41,618,358
Embotelladora Andina SA sponsored ADR	231,022	6,584,127
Molson Coors Brewing Co. Class B	1,001,433	42,400,673
PepsiCo, Inc.	821,944	51,741,375
Pernod Ricard SA	353,275	33,000,566
Remy Cointreau SA	255,801	21,027,779
The Coca-Cola Co.	2,960,305	202,248,038
		504,397,579
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	2,857,501	103,727,286
Drogasil SA	489,700	3,079,874
Walgreen Co.	569,836	18,918,555
		125,725,715
Food Products - 0.8%
Bunge Ltd.	347,972	21,494,230
Danone	132,004	9,188,821
First Resources Ltd.	690,000	772,255
Green Mountain Coffee Roasters, Inc. (a)	69,817	4,539,501
Nestle SA	310,946	18,035,612
Orion Corp.	4,492	2,400,898
Pilgrims Pride Corp. (a)	286,433	1,443,622
Unilever NV (NY Reg.)	802,961	27,726,243
Viterra, Inc.	302,400	3,112,428
		88,713,610
Household Products - 2.4%
Colgate-Palmolive Co.	148,487	13,418,770
Procter & Gamble Co.	3,775,591	241,600,068
Spectrum Brands Holdings, Inc. (a)	232,564	5,902,474
		260,921,312
Personal Products - 0.5%
Amoreg	7,256	1,581,292
Avon Products, Inc.	558,020	10,200,606
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
L'Oreal SA	334,100	$ 36,901,031
Nu Skin Enterprises, Inc. Class A	91,290	4,612,884
		53,295,813
Tobacco - 1.4%
British American Tobacco PLC sponsored ADR	1,634,275	150,761,869
Japan Tobacco, Inc.	619	3,094,258
Souza Cruz Industria Comerico	506,000	6,205,660
		160,061,787
TOTAL CONSUMER STAPLES		1,193,115,816
ENERGY - 12.3%
Energy Equipment & Services - 3.7%
Aker Solutions ASA	466,400	5,424,132
Baker Hughes, Inc.	1,294,234	75,052,630
C&J Energy Services, Inc. (d)	347,700	5,862,222
Discovery Offshore S.A. (a)(e)	853,300	1,379,356
Ensco International Ltd. ADR	570,345	28,323,333
Halliburton Co.	2,378,078	88,844,994
National Oilwell Varco, Inc.	681,924	48,641,639
Noble Corp.	1,046,025	37,594,139
Ocean Rig UDW, Inc.:
(Norway)	30,800	489,583
(United States)	429,036	6,581,412
Oceaneering International, Inc.	390,318	16,327,002
Saipem SpA	309,400	13,872,989
Schlumberger Ltd.	541,081	39,753,221
TETRA Technologies, Inc. (a)	408,500	3,880,750
Transocean Ltd. (United States)	628,961	35,945,121
Vantage Drilling Co. (a)	3,799,042	5,166,697
		413,139,220
Oil, Gas & Consumable Fuels - 8.6%
Alpha Natural Resources, Inc. (a)	1,166,741	28,048,454
Anadarko Petroleum Corp.	885,292	69,495,422
Apache Corp.	846,553	84,342,075
BP PLC sponsored ADR	870,923	38,477,378
Canadian Natural Resources Ltd.	690,500	24,354,697
CVR Energy, Inc. (a)	371,255	9,192,274
Exxon Mobil Corp.	1,976,518	154,346,291
Falkland Oil & Gas Ltd. (a)	561,801	474,331
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
HollyFrontier Corp.	1,948,784	$ 59,808,181
InterOil Corp. (a)(d)	356,011	16,914,083
Marathon Oil Corp.	1,681,900	43,779,857
Marathon Petroleum Corp.	1,215,419	43,633,542
Niko Resources Ltd.	321,100	17,661,547
Occidental Petroleum Corp.	586,655	54,523,716
Petrobank Energy & Resources Ltd.	517,797	4,659,316
Petrominerales Ltd.	362,800	9,571,791
Resolute Energy Corp. (a)	755,702	9,824,126
Rockhopper Exploration PLC (a)	171,900	591,602
Royal Dutch Shell PLC:
Class A sponsored ADR (d)	91,932	6,518,898
Class B sponsored ADR	2,555,079	183,454,672
Talisman Energy, Inc.	1,802,700	25,570,726
Western Refining, Inc. (a)	673,784	10,767,068
Whiting Petroleum Corp. (a)	358,804	16,702,326
Williams Companies, Inc.	1,512,400	45,538,364
		958,250,737
TOTAL ENERGY		1,371,389,957
FINANCIALS - 13.2%
Capital Markets - 1.9%
Ameriprise Financial, Inc.	246,858	11,523,331
Bank of New York Mellon Corp.	2,085,547	44,380,440
E*TRADE Financial Corp. (a)	1,390,378	15,085,601
Evercore Partners, Inc. Class A	198,110	5,436,138
ICAP PLC	762,658	4,956,313
Invesco Ltd.	941,495	18,895,805
Morgan Stanley	598,194	10,552,142
State Street Corp.	1,876,635	75,797,288
TD Ameritrade Holding Corp.	1,305,900	21,913,002
		208,540,060
Commercial Banks - 2.1%
CIT Group, Inc. (a)	150,126	5,231,891
FirstMerit Corp.	742,068	10,396,373
Huntington Bancshares, Inc.	3,354,100	17,374,238
Regions Financial Corp.	1,868,600	7,343,598
SunTrust Banks, Inc.	1,321,489	26,072,978
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Synovus Financial Corp. (d)	4,045,660	$ 6,068,490
U.S. Bancorp	5,077,165	129,924,652
Wells Fargo & Co.	1,289,062	33,399,596
		235,811,816
Consumer Finance - 1.3%
Capital One Financial Corp.	2,288,048	104,472,272
Credit Saison Co. Ltd.	190,000	3,708,109
Green Dot Corp. Class A (a)(d)	122,473	4,001,193
SLM Corp.	2,486,028	33,984,003
		146,165,577
Diversified Financial Services - 2.6%
African Bank Investments Ltd.	1,925,048	8,353,849
Citigroup, Inc.	5,671,088	179,149,670
CME Group, Inc.	142,363	39,229,548
JPMorgan Chase & Co.	1,596,974	55,510,816
NBH Holdings Corp. Class A (a)(e)	361,500	5,784,000
		288,027,883
Insurance - 3.7%
ACE Ltd.	602,189	43,447,936
Amlin PLC	2,088,806	9,664,470
Aon Corp.	481,570	22,450,793
Berkshire Hathaway, Inc.:
Class A (a)	182	21,284,900
Class B (a)	2,106,034	163,975,807
Fairfax Financial Holdings Ltd. (sub. vtg.)	109,900	45,936,734
Genworth Financial, Inc. Class A (a)	681,962	4,350,918
MetLife, Inc.	2,678,689	94,182,705
Validus Holdings Ltd.	387,061	10,589,989
		415,884,252
Real Estate Investment Trusts - 1.2%
American Capital Agency Corp.	597,125	16,426,909
Camden Property Trust (SBI)	181,956	11,033,812
Equity Lifestyle Properties, Inc.	161,000	10,646,930
Japan Retail Fund Investment Corp.	3,642	5,638,440
Prologis, Inc.	721,580	21,474,221
Public Storage	372,266	48,040,927
The Macerich Co.	354,830	17,656,341
		130,917,580
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	6,046,000	$ 2,291,623
BR Malls Participacoes SA	683,100	7,379,167
PT Lippo Karawaci Tbk	104,295,375	7,477,492
		17,148,282
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	1,733,749	25,139,361
TOTAL FINANCIALS		1,467,634,811
HEALTH CARE - 11.0%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	219,047	14,787,863
Amgen, Inc.	2,153,090	123,307,464
AVEO Pharmaceuticals, Inc. (a)	347,900	5,587,274
AVEO Pharmaceuticals, Inc.	61,752	991,737
Biogen Idec, Inc. (a)	483,889	56,305,324
BioMarin Pharmaceutical, Inc. (a)	561,178	19,141,782
Gilead Sciences, Inc. (a)	1,671,699	69,642,980
Medivir AB (B Shares) (a)	247,273	3,404,031
ONYX Pharmaceuticals, Inc. (a)	235,034	9,619,942
		302,788,397
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	1,560,406	85,791,122
Boston Scientific Corp. (a)	3,681,862	21,686,167
Covidien PLC	1,904,882	89,605,649
Edwards Lifesciences Corp. (a)	549,248	41,424,284
Mako Surgical Corp. (a)	550,267	21,157,766
Quidel Corp. (a)(d)	966,479	17,261,315
The Cooper Companies, Inc.	184,533	12,788,137
Wright Medical Group, Inc. (a)	358,300	6,159,177
Zimmer Holdings, Inc. (a)	312,421	16,442,717
		312,316,334
Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	138,800	6,144,676
CIGNA Corp.	496,736	22,025,274
Henry Schein, Inc. (a)	576,587	39,969,011
McKesson Corp.	569,315	46,427,638
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Omnicare, Inc.	627,780	$ 18,720,400
UnitedHealth Group, Inc.	2,069,875	99,333,301
		232,620,300
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc. (a)	665,685	24,676,943
Pharmaceuticals - 3.2%
Abbott Laboratories	168,100	9,055,547
Allergan, Inc.	147,045	12,369,425
Bristol-Myers Squibb Co.	429,030	13,553,058
Eli Lilly & Co.	168,100	6,246,596
GlaxoSmithKline PLC sponsored ADR	845,400	37,865,466
Merck & Co., Inc.	1,709,746	58,986,237
Pfizer, Inc.	5,671,593	109,234,881
Sanofi-aventis sponsored ADR	1,180,400	42,199,300
Shire PLC sponsored ADR	507,667	47,872,998
Valeant Pharmaceuticals International, Inc. (Canada)	414,762	16,376,619
		353,760,127
TOTAL HEALTH CARE		1,226,162,101
INDUSTRIALS - 10.8%
Aerospace & Defense - 3.7%
Goodrich Corp.	279,333	34,254,606
Honeywell International, Inc.	1,180,985	61,883,614
MTU Aero Engines Holdings AG	185,002	12,432,539
Precision Castparts Corp.	403,667	65,858,271
Textron, Inc.	1,669,654	32,424,681
The Boeing Co.	1,253,137	82,443,883
United Technologies Corp.	1,526,764	119,057,057
		408,354,651
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	456,570	31,699,655
United Parcel Service, Inc. Class B	454,587	31,930,191
		63,629,846
Building Products - 0.5%
Armstrong World Industries, Inc.	407,197	17,342,520
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Lennox International, Inc.	175,178	$ 5,638,980
Owens Corning (a)	1,039,829	29,510,347
		52,491,847
Commercial Services & Supplies - 0.5%
Republic Services, Inc.	953,203	27,128,157
Stericycle, Inc. (a)	270,983	22,648,759
Swisher Hygiene, Inc.	1,352,605	5,897,358
		55,674,274
Construction & Engineering - 0.4%
Fluor Corp.	466,314	26,509,951
Foster Wheeler AG (a)	850,772	18,138,459
		44,648,410
Electrical Equipment - 1.0%
Acuity Brands, Inc.	182,000	8,426,600
Alstom SA	595,871	22,347,361
Cooper Industries PLC Class A	389,005	20,407,202
Emerson Electric Co.	321,691	15,479,771
GrafTech International Ltd. (a)	820,156	12,884,651
Regal-Beloit Corp.	561,374	29,825,801
		109,371,386
Industrial Conglomerates - 1.9%
Danaher Corp.	1,195,600	57,807,260
General Electric Co.	6,132,756	102,478,353
Siemens AG sponsored ADR	160,600	16,858,182
Tyco International Ltd.	720,208	32,805,474
		209,949,269
Machinery - 0.9%
Caterpillar, Inc.	289,669	27,362,134
Cummins, Inc.	544,488	54,138,442
Fanuc Corp.	87,000	14,068,852
Fiat Industrial SpA (a)	611,600	5,336,509
Vallourec SA	65,894	4,010,567
		104,916,504
Professional Services - 0.1%
CoStar Group, Inc. (a)	199,141	12,253,146
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.2%
CSX Corp.	2,465,622	$ 54,761,465
Union Pacific Corp.	810,675	80,718,910
		135,480,375
TOTAL INDUSTRIALS		1,196,769,708
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.5%
Ciena Corp. (a)	828,853	10,924,283
Juniper Networks, Inc. (a)	736,992	18,034,194
Meru Networks, Inc. (a)(d)	166,284	902,922
Nokia Corp. sponsored ADR (d)	941,300	6,334,949
QUALCOMM, Inc.	4,381,928	226,107,485
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	280,100	2,915,841
ZTE Corp. (H Shares)	2,348,000	6,665,030
		271,884,704
Computers & Peripherals - 5.5%
Apple, Inc. (a)	1,226,480	496,454,574
EMC Corp. (a)	984,340	24,126,173
SanDisk Corp. (a)	1,207,678	61,193,044
Toshiba Corp.	5,816,000	25,369,121
		607,142,912
Internet Software & Services - 1.6%
Baidu.com, Inc. sponsored ADR (a)	27,812	3,898,686
DeNA Co. Ltd.	163,200	7,044,873
Dice Holdings, Inc. (a)	821,201	8,359,826
Google, Inc. Class A (a)	252,769	149,801,020
Mail.ru Group Ltd.:
GDR (a)(e)	290,800	10,018,060
GDR (Reg. S)	55,800	1,922,310
		181,044,775
IT Services - 0.9%
Accenture PLC Class A	1,670,105	100,640,527
Cognizant Technology Solutions Corp. Class A (a)	55,686	4,051,157
		104,691,684
Semiconductors & Semiconductor Equipment - 3.4%
Altera Corp.	404,581	15,341,712
Analog Devices, Inc.	2,573,396	94,109,092
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ARM Holdings PLC sponsored ADR	491,641	$ 13,810,196
ASML Holding NV	590,040	24,740,377
Avago Technologies Ltd.	814,379	27,501,579
Inotera Memories, Inc. (a)	22,697,470	3,353,999
International Rectifier Corp. (a)	694,624	16,872,417
Intersil Corp. Class A	1,405,896	16,828,575
KLA-Tencor Corp.	393,373	18,523,935
Lam Research Corp. (a)	338,960	14,571,890
Marvell Technology Group Ltd. (a)	1,598,782	22,366,960
Micron Technology, Inc. (a)	8,345,786	46,652,944
Nanya Technology Corp. (a)	7,176,664	707,545
NXP Semiconductors NV (a)	1,431,041	25,715,807
RF Micro Devices, Inc. (a)	3,259,513	23,924,825
Samsung Electronics Co. Ltd.	16,576	14,216,404
		379,238,257
Software - 5.5%
Ariba, Inc. (a)	871,844	27,620,018
Check Point Software Technologies Ltd. (a)	1,067,151	61,499,912
Citrix Systems, Inc. (a)	1,002,051	72,979,374
Electronic Arts, Inc. (a)	297,854	6,954,891
Intuit, Inc.	893,054	47,930,208
Microsoft Corp.	10,047,700	267,570,251
Nuance Communications, Inc. (a)	520,279	13,776,988
Oracle Corp.	3,546,154	116,207,467
		614,539,109
TOTAL INFORMATION TECHNOLOGY		2,158,541,441
MATERIALS - 3.2%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	116,271	10,015,584
Albemarle Corp.	78,176	4,165,999
Ashland, Inc.	170,843	9,047,845
CF Industries Holdings, Inc.	44,102	7,156,432
E.I. du Pont de Nemours & Co.	529,608	25,458,257
Ecolab, Inc. (d)	468,130	25,204,119
LyondellBasell Industries NV Class A	363,329	11,938,991
Monsanto Co.	445,878	32,437,625
Praxair, Inc.	354,350	36,026,765
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Sherwin-Williams Co.	234,962	$ 19,433,707
Sigma Aldrich Corp.	114,500	7,497,460
The Mosaic Co.	164,769	9,648,873
		198,031,657
Containers & Packaging - 0.4%
Ball Corp.	680,648	23,530,001
Rock-Tenn Co. Class A	318,659	18,861,426
		42,391,427
Metals & Mining - 1.0%
Anglo American PLC (United Kingdom)	1,027,276	37,890,117
First Quantum Minerals Ltd.	427,100	8,958,881
Goldcorp, Inc.	232,000	11,287,556
Ivanhoe Mines Ltd. (a)	139,200	2,848,653
Newmont Mining Corp.	205,590	13,739,580
Nucor Corp.	101,571	3,837,352
Reliance Steel & Aluminum Co.	386,531	17,080,805
Walter Energy, Inc.	210,936	15,957,308
		111,600,252
TOTAL MATERIALS		352,023,336
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	397,927	11,663,240
CenturyLink, Inc.	2,868,477	101,142,499
Verizon Communications, Inc.	2,046,485	75,679,015
		188,484,754
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	1,809,215	99,687,747
Mobile TeleSystems OJSC sponsored ADR	122,400	1,749,096
NII Holdings, Inc. (a)	263,100	6,190,743
		107,627,586
TOTAL TELECOMMUNICATION SERVICES		296,112,340
UTILITIES - 3.7%
Electric Utilities - 2.6%
Duke Energy Corp.	2,263,764	46,226,061
Edison International	1,337,915	54,319,349
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	1,106,365	$ 49,111,542
FirstEnergy Corp.	1,240,922	55,791,853
NextEra Energy, Inc.	1,125,391	63,472,052
Progress Energy, Inc.	359,695	18,740,110
		287,660,967
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc.	1,156,474	45,912,018
NRG Energy, Inc. (a)	526,328	11,273,946
The AES Corp. (a)	2,206,967	24,762,170
		81,948,134
Multi-Utilities - 0.4%
Sempra Energy	717,245	38,537,574
TOTAL UTILITIES		408,146,675
TOTAL COMMON STOCKS (Cost $9,469,395,711)		10,756,835,039
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany) (Cost $2,275,439)	36,539	2,143,254
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.02% 11/3/11 to 12/15/11 (f) (Cost $13,229,941)	$ 13,230,000	13,229,880
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	316,443,339	$ 316,443,339
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	50,207,764	50,207,764
TOTAL MONEY MARKET FUNDS (Cost $366,651,103)		366,651,103
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $9,851,552,194)		11,138,859,276
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(18,063,261)
NET ASSETS - 100%		$ 11,120,796,015
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,152 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 134,424,680	$ 9,394,963

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,181,416 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,999,919.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,779,500 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Legend Pictures LLC	9/23/10	$ 2,779,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 352,592
Fidelity Securities Lending Cash Central Fund	1,420,282
Total	$ 1,772,874
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,089,082,108	$ 1,086,302,608	$ -	$ 2,779,500
Consumer Staples	1,193,115,816	1,149,094,160	44,021,656	-
Energy	1,371,389,957	1,371,389,957	-	-
Financials	1,467,634,811	1,445,026,770	16,824,041	5,784,000
Health Care	1,226,162,101	1,226,162,101	-	-
Industrials	1,196,769,708	1,182,700,856	14,068,852	-
Information Technology	2,158,541,441	2,101,184,469	57,356,972	-
Materials	352,023,336	352,023,336	-	-
Telecommunication Services	296,112,340	296,112,340	-	-
Utilities	408,146,675	408,146,675	-	-
U.S. Government and Government Agency Obligations	13,229,880	-	13,229,880	-
Money Market Funds	366,651,103	366,651,103	-	-
Total Investments in Securities:	$ 11,138,859,276	$ 10,984,794,375	$ 145,501,401	$ 8,563,500
Derivative Instruments:
Assets
Futures Contracts	$ 9,394,963	$ 9,394,963	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,779,500
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(272,145)
Cost of Purchases	1,020
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	6,055,125
Transfers out of Level 3	-
Ending Balance	$ 8,563,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (272,145)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $9,926,861,889. Net unrealized appreciation aggregated $1,211,997,387, of which $1,597,080,192 related to appreciated investment securities and $385,082,805 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Large Cap
Value Fund

October 31, 2011

1.884765.106

LPV-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.3%
TRW Automotive Holdings Corp. (a)	737,700	$ 31,057,170
Automobiles - 0.3%
Honda Motor Co. Ltd.	922,600	27,592,727
Household Durables - 2.8%
D.R. Horton, Inc.	3,138,662	34,933,308
Garmin Ltd. (d)	7,254,567	249,484,559
		284,417,867
Media - 2.1%
CBS Corp. Class B	1,409,200	36,371,452
DISH Network Corp. Class A (a)	920,400	22,246,068
Time Warner, Inc.	2,734,802	95,690,722
Washington Post Co. Class B (d)	150,088	51,053,934
		205,362,176
Multiline Retail - 1.8%
JCPenney Co., Inc. (d)	3,337,528	107,067,898
Macy's, Inc.	1,892,100	57,765,813
Target Corp.	226,871	12,421,187
		177,254,898
Specialty Retail - 1.7%
American Eagle Outfitters, Inc.	2,202,270	28,915,805
Foot Locker, Inc.	1,229,500	26,876,870
GameStop Corp. Class A (a)	1,088,900	27,843,173
Home Depot, Inc.	1,831,200	65,556,960
Limited Brands, Inc.	547,000	23,362,370
		172,555,178
Textiles, Apparel & Luxury Goods - 0.7%
PVH Corp.	373,100	27,762,371
VF Corp.	342,300	47,312,706
		75,075,077
TOTAL CONSUMER DISCRETIONARY		973,315,093
CONSUMER STAPLES - 9.8%
Beverages - 3.2%
Coca-Cola Enterprises, Inc.	951,000	25,505,820
Dr Pepper Snapple Group, Inc.	600,300	22,481,235
Grupo Modelo SAB de CV Series C	38,980,778	247,255,920
PepsiCo, Inc.	387,800	24,412,010
		319,654,985
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.4%
CVS Caremark Corp.	355,521	$ 12,905,412
Wal-Mart Stores, Inc.	412,700	23,408,344
		36,313,756
Food Products - 2.0%
ConAgra Foods, Inc.	1,276,600	32,336,278
Kraft Foods, Inc. Class A	4,830,364	169,932,206
		202,268,484
Household Products - 3.2%
Kimberly-Clark Corp.	402,600	28,065,246
Procter & Gamble Co.	4,534,295	290,149,537
		318,214,783
Tobacco - 1.0%
Lorillard, Inc.	610,968	67,609,719
Philip Morris International, Inc.	483,900	33,810,093
		101,419,812
TOTAL CONSUMER STAPLES		977,871,820
ENERGY - 12.0%
Energy Equipment & Services - 2.5%
Halliburton Co.	1,009,500	37,714,920
Helmerich & Payne, Inc.	893,758	47,530,050
National Oilwell Varco, Inc.	1,001,600	71,444,128
Transocean Ltd. (United States)	966,880	55,257,192
Weatherford International Ltd. (a)	2,630,779	40,777,075
		252,723,365
Oil, Gas & Consumable Fuels - 9.5%
Alpha Natural Resources, Inc. (a)	1,094,904	26,321,492
Anadarko Petroleum Corp.	401,507	31,518,300
Apache Corp.	216,400	21,559,932
BP PLC sponsored ADR	776,254	34,294,902
Chevron Corp.	3,337,600	350,614,880
Exxon Mobil Corp.	383,000	29,908,470
Marathon Oil Corp.	2,518,200	65,548,746
Marathon Petroleum Corp.	4,691,509	168,425,173
Occidental Petroleum Corp.	1,020,082	94,806,421
Royal Dutch Shell PLC Class A sponsored ADR	711,500	50,452,465
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp. (a)	1,455,900	$ 37,766,046
Valero Energy Corp.	1,411,600	34,725,360
		945,942,187
TOTAL ENERGY		1,198,665,552
FINANCIALS - 23.6%
Capital Markets - 2.8%
Bank of New York Mellon Corp.	1,776,500	37,803,920
E*TRADE Financial Corp. (a)	5,481,871	59,478,300
Goldman Sachs Group, Inc.	342,550	37,526,353
Morgan Stanley	5,006,737	88,318,841
State Street Corp.	1,486,612	60,044,259
		283,171,673
Commercial Banks - 5.9%
Aozora Bank Ltd. (d)	34,523,000	87,286,189
BB&T Corp.	2,125,000	49,597,500
Comerica, Inc.	1,133,200	28,953,260
KeyCorp	7,425,600	52,424,736
Regions Financial Corp.	7,772,300	30,545,139
Sumitomo Mitsui Financial Group, Inc.	588,900	16,462,759
SunTrust Banks, Inc.	1,636,900	32,296,037
U.S. Bancorp	1,767,921	45,241,098
Wells Fargo & Co.	9,536,345	247,086,699
		589,893,417
Consumer Finance - 1.3%
Capital One Financial Corp.	1,445,900	66,019,794
Discover Financial Services	1,380,300	32,519,868
SLM Corp.	2,369,700	32,393,799
		130,933,461
Diversified Financial Services - 6.2%
Bank of America Corp.	3,237,232	22,110,295
Citigroup, Inc.	11,009,663	347,795,254
JPMorgan Chase & Co.	7,077,086	245,999,509
		615,905,058
Insurance - 6.1%
ACE Ltd.	776,500	56,024,475
Assurant, Inc.	1,307,138	50,377,099
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class B (a)	936,330	$ 72,902,654
Hartford Financial Services Group, Inc.	2,868,100	55,210,925
Lincoln National Corp.	2,037,500	38,814,375
MetLife, Inc.	2,967,000	104,319,720
Prudential Financial, Inc.	1,283,900	69,587,380
RenaissanceRe Holdings Ltd.	276,794	18,855,207
The Chubb Corp.	605,327	40,587,175
Unum Group	2,247,100	53,570,864
XL Group PLC Class A	2,523,838	54,868,238
		615,118,112
Real Estate Investment Trusts - 1.2%
American Capital Agency Corp.	1,009,600	27,774,096
AvalonBay Communities, Inc.	262,300	35,066,887
Public Storage	199,300	25,719,665
Weyerhaeuser Co.	1,948,500	35,034,030
		123,594,678
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	3,152,805	7,409,092
TOTAL FINANCIALS		2,366,025,491
HEALTH CARE - 13.2%
Biotechnology - 0.9%
Amgen, Inc.	1,605,500	91,946,985
Health Care Equipment & Supplies - 0.3%
CareFusion Corp. (a)	1,047,504	26,816,102
Health Care Providers & Services - 1.5%
Aetna, Inc.	1,258,900	50,053,864
UnitedHealth Group, Inc.	1,295,600	62,175,844
WellPoint, Inc.	622,900	42,917,810
		155,147,518
Pharmaceuticals - 10.5%
Bristol-Myers Squibb Co.	549,917	17,371,878
Eli Lilly & Co.	1,052,159	39,098,228
Johnson & Johnson	3,804,754	244,988,110
Merck & Co., Inc.	8,615,508	297,235,026
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	18,700,087	$ 360,163,675
Sanofi-aventis sponsored ADR	2,475,725	88,507,169
		1,047,364,086
TOTAL HEALTH CARE		1,321,274,691
INDUSTRIALS - 7.1%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc.	433,500	25,177,680
Raytheon Co.	832,400	36,783,756
Textron, Inc.	1,513,000	29,382,460
United Technologies Corp.	1,105,830	86,232,623
		177,576,519
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	1,564,700	44,531,362
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	727,236	28,216,757
KBR, Inc.	987,252	27,554,203
		55,770,960
Industrial Conglomerates - 3.2%
General Electric Co.	19,156,521	320,105,466
Machinery - 0.2%
Cummins, Inc.	250,100	24,867,443
Professional Services - 0.3%
Towers Watson & Co.	414,600	27,239,220
Road & Rail - 0.6%
Union Pacific Corp.	572,100	56,963,997
TOTAL INDUSTRIALS		707,054,967
INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 5.0%
Alcatel-Lucent SA sponsored ADR (a)(d)	70,342,574	192,738,653
Cisco Systems, Inc.	8,142,263	150,876,133
Comverse Technology, Inc. (a)(e)	15,500,486	106,798,349
Motorola Solutions, Inc.	1,013,400	47,538,594
		497,951,729
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.2%
Dell, Inc. (a)	2,521,200	$ 39,860,172
Hewlett-Packard Co.	2,922,300	77,762,403
		117,622,575
Electronic Equipment & Components - 0.7%
Corning, Inc.	3,368,463	48,135,336
Jabil Circuit, Inc.	1,337,500	27,499,000
		75,634,336
IT Services - 0.4%
Accenture PLC Class A	624,600	37,638,396
Office Electronics - 0.7%
Xerox Corp.	8,250,359	67,487,937
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. (a)	15,474,477	90,216,201
Intel Corp.	1,568,700	38,495,898
KLA-Tencor Corp.	577,500	27,194,475
		155,906,574
Software - 0.5%
Microsoft Corp.	1,762,250	46,928,718
TOTAL INFORMATION TECHNOLOGY		999,170,265
MATERIALS - 2.9%
Chemicals - 1.9%
Ashland, Inc.	525,400	27,825,184
CF Industries Holdings, Inc.	169,900	27,569,673
Clariant AG (Reg.) (a)	9,205,819	100,655,043
LyondellBasell Industries NV Class A	997,600	32,781,136
		188,831,036
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	458,300	27,126,777
Metals & Mining - 0.8%
Newmont Mining Corp.	802,497	53,630,875
Reliance Steel & Aluminum Co.	605,200	26,743,788
		80,374,663
TOTAL MATERIALS		296,332,476
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	5,803,286	$ 170,094,313
CenturyLink, Inc.	628,678	22,167,186
Verizon Communications, Inc.	1,037,300	38,359,354
		230,620,853
UTILITIES - 5.1%
Electric Utilities - 3.8%
American Electric Power Co., Inc.	1,658,900	65,161,592
Edison International	1,404,000	57,002,400
Exelon Corp.	788,512	35,002,048
FirstEnergy Corp.	1,863,495	83,782,735
NextEra Energy, Inc.	1,808,274	101,986,654
PPL Corp.	1,221,200	35,866,644
		378,802,073
Independent Power Producers & Energy Traders - 0.3%
The AES Corp. (a)	2,700,900	30,304,098
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	1,437,500	29,957,500
Public Service Enterprise Group, Inc.	1,044,800	35,209,760
Sempra Energy	621,394	33,387,500
		98,554,760
TOTAL UTILITIES		507,660,931
TOTAL COMMON STOCKS (Cost $9,175,763,039)		9,577,992,139
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	391,960,710	$ 391,960,710
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	272,207,602	272,207,602
TOTAL MONEY MARKET FUNDS (Cost $664,168,312)		664,168,312
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $9,839,931,351)	10,242,160,451
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(228,708,903)
NET ASSETS - 100%	$ 10,013,451,548
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 237,372
Fidelity Securities Lending Cash Central Fund	3,236,605
Total	$ 3,473,977
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Comverse Technology, Inc.	$ 71,836,599	$ 32,922,984	$ -	$ -	$ 106,798,349
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 973,315,093	$ 945,722,366	$ 27,592,727	$ -
Consumer Staples	977,871,820	977,871,820	-	-
Energy	1,198,665,552	1,198,665,552	-	-
Financials	2,366,025,491	2,262,276,543	103,748,948	-
Health Care	1,321,274,691	1,321,274,691	-	-
Industrials	707,054,967	707,054,967	-	-
Information Technology	999,170,265	999,170,265	-	-
Materials	296,332,476	296,332,476	-	-
Telecommunication Services	230,620,853	230,620,853	-	-
Utilities	507,660,931	507,660,931	-	-
Money Market Funds	664,168,312	664,168,312	-	-
Total Investments in Securities:	$ 10,242,160,451	$ 10,110,818,776	$ 131,341,675	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $9,942,378,518. Net unrealized appreciation aggregated $299,781,933, of which $963,961,900 related to appreciated investment securities and $664,179,967 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom and
Utilities Fund

October 31, 2011

1.809082.108

UIF-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Media - 2.0%
Comcast Corp. Class A	728,100	$ 17,074
TELECOMMUNICATION SERVICES - 25.5%
Diversified Telecommunication Services - 25.0%
AT&T, Inc.	1,864,400	54,646
Cbeyond, Inc. (a)	429,800	3,542
CenturyLink, Inc.	1,544,442	54,457
Verizon Communications, Inc.	2,867,100	106,026
		218,671
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)	196,700	4,628
TOTAL TELECOMMUNICATION SERVICES		223,299
UTILITIES - 70.6%
Electric Utilities - 42.3%
American Electric Power Co., Inc.	59,963	2,355
Duke Energy Corp.	1,795,800	36,670
Edison International	1,375,828	55,859
Exelon Corp.	1,691,900	75,103
FirstEnergy Corp.	956,400	43,000
ITC Holdings Corp.	234,400	17,036
NextEra Energy, Inc.	1,313,000	74,053
NV Energy, Inc.	2,182,500	35,007
Progress Energy, Inc.	299,700	15,614
Southern Co.	369,301	15,954
		370,651
Gas Utilities - 4.4%
National Fuel Gas Co.	321,585	19,710
ONEOK, Inc.	246,717	18,763
		38,473
Independent Power Producers & Energy Traders - 13.0%
Calpine Corp. (a)	1,799,320	27,296
Constellation Energy Group, Inc.	1,103,179	43,796
GenOn Energy, Inc. (a)	788,292	2,404
NRG Energy, Inc. (a)	274,500	5,880
The AES Corp. (a)	3,034,700	34,049
		113,425
Multi-Utilities - 10.9%
CenterPoint Energy, Inc.	1,099,800	22,920
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.	485,244	$ 25,034
OGE Energy Corp.	283,504	14,668
Public Service Enterprise Group, Inc.	979,100	32,996
		95,618
TOTAL UTILITIES		618,167
TOTAL COMMON STOCKS (Cost $806,277)		858,540
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.12% (b) (Cost $35,261)	35,261,409	35,261
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $841,538)		893,801
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(18,251)
NET ASSETS - 100%		$ 875,550
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 16
Fidelity Securities Lending Cash Central Fund	1
Total	$ 17
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $844,464,000. Net unrealized appreciation aggregated $49,337,000, of which $62,408,000 related to appreciated investment securities and $13,071,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2011